Filed with the Securities and Exchange Commission on April 30, 2008

1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒

(Check Appropriate Box or Boxes)

AIP ALTERNATIVE STRATEGIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-569-2383
(Registrant's Telephone Number, Including Area Code)

Lee Schultheis
Alternative Investment Partners, LLC
600 Mamaroneck Avenue, Suite 400
Harrison, New York 10528
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 18 to the Registration Statement of AIP Alternative Strategies Funds is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2007, for its series the Alpha Hedged Strategies Fund and the Beta Hedged Strategies Fund.

AIP Mutual Funds Logo]
Hedge Fund Strategies in a Mutual FundSM

ALPHA HEDGED STRATEGIES FUND

Ticker Symbol ALPHX

BETA HEDGED STRATEGIES FUND

Ticker Symbol BETAX

PROSPECTUS	INVESTMENT ADVISOR
No Load Shares	Alternative Investment Partners, LLC
April 30, 2008	The mutual fund advisor dedicated exclusively to alternative investment strategiesSM

PORTFOLIO RESEARCH
CONSULTANT
Trust Advisors LLC
Style Management and Portfolio Analytics

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

www.aipfunds.com
1.877.LOW.BETA (1.877.569.2382)

1

ALPHA HEDGED STRATEGIES FUND
BETA HEDGED STRATEGIES FUND

AIP Alternative Strategies Funds (the “Trust”) currently offers two funds to investors — Alpha Hedged Strategies Fund (“Alpha”) and Beta Hedged Strategies Fund (“Beta”) (each, a “Fund”).  Each Fund’s investment objective is to achieve consistent absolute returns with low and moderate correlation to traditional financial market indices, respectively.  As with any mutual fund, there can be no guarantee that the investment objective of either Fund will be achieved.

This prospectus has information you should know before investing.  Please read it carefully and keep it with your investment records.

Investment Advisor

Alternative Investment Partners, LLC

Portfolio Research Consultant

Trust Advisors LLC

Investment Sub-Advisors to Underlying Funds

Alpha Equity Management, LLC	Osage Energy Partners, L.P.
AlphaStream Capital Management, LLC	Pacificor, LLC
Castle Peak Asset Management, LLC	Quattro Global Capital, LLC
Concise Capital Management, LP	Sage Capital Management, LLC
Deltec Asset Management, LLC	Seagate Global Advisors, LLC
Duncan-Hurst Capital Management, L.P.	Simran Capital Management, LLC
FrontFour Capital Group, LLC	Smith Breeden Associates, Inc.
GAMCO Asset Management, Inc.	Starboard capital Partners, L.P.
Goldberg Advisors, LLC	Sunnymeath Asset Management, Inc.
Graybeard Capital, LLC	TWIN Capital Management, Inc.
Hovan Capital Management, LLC	Venus Capital Management, Inc.
KDC Investment Management, LP	Viewpoint Investment Partners
Nicholas Investment Partners, L.P.	Zacks Investment Management, Inc.
Opportunity Research Group, LLC

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of each Fund without shareholder approval.

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RISK/RETURN SUMMARY	2

PERFORMANCE	7

FEES AND EXPENSES	10

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING	11

FINANCIAL HIGHLIGHTS	12

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RELATED RISKS	14

FUNDS OF FUNDS STRUCTURE	20

MASTER/FEEDER STRUCTURE	20

SHARE CLASSES	21

PORTFOLIO HOLDINGS INFORMAION	21

INVESTMENT ADVISOR	21

PORTFOLIO RESEARCH CONSULTANT	24

INVESTMENT SUB-ADVISORS	24

PORTOLIO MANAGERS	30

NET ASET VALUE	30

HOW TO PURCHASE SHARES	30

REDEMPTIONS	33

TOOLS TO COMBAT FREQUENT TRANSACTIONS	36

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	37

Please find the Funds’ Notice of Privacy Policy & Practices inside the back cover of this Prospectus.

1

RISK/RETURN SUMMARY

Investment Objective

Alpha Hedged Strategies Fund
Alpha seeks to achieve consistent absolute returns with low correlation to traditional financial market indices.  Alpha uses the S&P 500® Index, the Lehman Brothers Aggregate Bond Index, the 90-Day Treasury bill and the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Conservative Index as its benchmarks.

Beta Hedged Strategies Fund
Beta seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.  Beta uses the S&P 500 Index, the 90-Day Treasury bill and the HFRI Fund of Funds Strategic Index as its benchmarks.

Principal Investment Strategies

As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds (“Underlying Funds”).  Although Alpha and Beta may invest in some of the same Underlying Funds, the allocation to those Underlying Funds will vary in accordance with each Fund’s investment objective.  Alpha will invest its assets with a greater percentage weighting (out of 100% of its total assets) in the more conservative, or fully hedged, Underlying Funds, such as Arbitrage - 1 Portfolio (Convertible Bond) and Long/Short Equity – REIT-1 Portfolio, and Underlying Funds that target a beta (a statistical measure of correlation and volatility) compared with the S&P 500 Index, of less than 0.20 over the long-term (based on their respective daily market values); while Beta will invest its assets with a greater weighting in the more aggressive Underlying Funds, with potentially greater net market exposure or volatility, such as Distressed Securities & Special Situations-1 Portfolio and Long/Short Equity – Momentum-1 Portfolio, and Underlying Funds that target a beta compared with the S&P 500 Index of less than 0.50 over the long-term.  Alpha will also use a more modest level of leverage (targeting under 30% of net assets on average over the long-term - where the limit for an open-end mutual fund is 50% of net assets), while Beta will utilize leverage to a greater degree (potentially up to the limit of 50% of net assets).

Each Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time; as a result, the gains or losses of a single security may have a greater impact on each Fund’s share price.  However, through its investments in multiple Underlying Funds, each Fund is expected to indirectly own a diversified portfolio.  Each Fund’s strategy to achieve its objective is to invest, indirectly through its investment in the Underlying Funds, at least 80% of its assets in publicly traded securities that afford strategic and tactical opportunities to employ absolute return or hedged strategies.  The Funds will provide shareholders with 60 days’ notice before changing this 80% investment policy, which policy may be changed without shareholder vote.

Other than assets temporarily invested for defensive purposes as set forth below, each Fund’s assets will be invested in the Underlying Funds and not in equity, debt or derivative securities directly.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this prospectus are those of the Underlying Funds and are applicable to the Funds as a result of each Fund’s investment in the Underlying Funds.  Each Fund’s performance and ability to achieve its objective relies on that of the Underlying Funds in which it invests.

The Funds have no policy with respect to the capitalization of issuers in which they may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options.  The Funds are not limited by maturity, duration or credit quality when investing in debt instruments.

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The Funds may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Funds may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities.  The Funds may invest a substantial portion of their assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Funds may invest a substantial portion of their assets in restricted securities, they may not invest more than 15% of their assets in illiquid securities.  The Underlying Funds may also invest up to 25% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

Absolute Return Strategies: Alternative Investment Partners, LLC (the “Advisor”) seeks to utilize multiple Underlying Funds, rather than a single portfolio, that employ various absolute return strategies whose performance is not correlated with major financial market indices.  Each Underlying Fund is an affiliated registered investment company that is not publicly offered.  The Advisor believes that the use of such Underlying Funds may mitigate losses in generally declining markets because the Funds will be invested in multiple Underlying Funds each managed by one or more sub-advisors utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The Underlying Funds intend to use multiple absolute return strategies.  For the descriptions of the major absolute return strategies to be employed by the Underlying Funds that are included in the list below, please refer to pages 23-25.

•	Event Driven Strategies

•	Relative Value/Arbitrage Strategies

•	Distressed Securities Strategies

•	Market Neutral Equity Strategies

•	Long/Short Equity Strategies

•	Long-Only Equity Strategies

•	Market or Sector Timing/Trading Strategies

•	Fixed Income and High Yield Investment Strategies

•	Privately Negotiated Options Strategies

To achieve each Fund’s objective, the Advisor will utilize affiliated Underlying Funds managed by the Advisor and sub-advised by multiple sub-advisors (the “Sub-Advisors”) with expertise in various types of absolute return investment strategies.  For purposes of complying with their investment restrictions, the Funds will look through to the holdings of the Underlying Funds.  The Sub-Advisors may use a variety of investment techniques to hedge the Funds against various risks or other factors that generally affect the values of portfolio securities as well as for non-hedging purposes.  These techniques may involve the use of derivative transactions, and may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments.  These techniques may include simultaneously taking long and short positions on similar stock securities for which there exists an attractive spread to their relative valuations.  This may involve having a long position on a stock and a short position on the same stock.  The net effect of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tends to cancel out the effect of general market movements on the securities.  In an instance where a position is entered into that is long only or short only, such positions are taken for non-hedging purposes.  Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

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In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trust’s Board of Trustees (the “Board of Trustees,” “Board” or “Trustees”), the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.

The Advisor, in conjunction with its affiliate, Trust Advisors LLC, an investment advisor registered with the SEC (the “Portfolio Research Consultant”), selects the Sub-Advisors for the Underlying Funds, subject to Board approval of each Sub-Advisor, and allocates the assets of each Fund among its respective Underlying Funds.  The Advisor and Portfolio Research Consultant review a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.

Principal Investment Risks

As with all mutual funds, investing in the Funds entails risks, to varying degrees, which could cause the Funds and you to lose money.  Although investing in either or both Alpha and Beta may entail the following risks, the degree of each of these risks may also vary between Alpha and Beta, based on their individual allocation mix, leverage applied and investment objectives.  The principal risks of investing in the Funds are as follows:

•
Aggressive Investment Risks: The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The absolute return strategies employed by the Funds generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Funds’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Funds take investment positions may change in an adverse manner, in which case the Underlying Funds may realize losses.

4

•
Short Sale/Put and Call Options Risks: The Underlying Funds may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

•
Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Funds and therefore the Funds. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Distressed Securities Risks: Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies. Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds are primarily long. Some relative value trades are possible, selling short one class of a distressed company’s capital structure and purchasing another. Among the many risks associated with distressed investing are the time lag between when an investment is made and when the value of the investment is realized and the legal and other monitoring costs that are involved in protecting the value of the Underlying Funds’ claims.

•
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions. To read about additional information concerning this particular risk, please see “Options and Futures Risks” in “Additional Investment Risks” below.

•
Privately Negotiated Options Risks: The Underlying Funds may invest in privately negotiated options. Each privately negotiated option will be based on an asset or a basket of securities selected by each Underlying Fund. The counterparty to each privately negotiated option will typically be a financial institution (or an affiliate of a financial institution) that is experienced in the field of alternative investments. Upon expiration or termination of a privately negotiated option, each Underlying Fund will be entitled to a cash payment from the counterparty if the value of the asset or basket at that time is favorable to each Underlying Fund in comparison to the exercise price for the privately negotiated option.  As with more traditional options, privately negotiated options will allow for the use of economic leverage. Although each Underlying Fund will not be exposed to risk of loss in excess of its payment for a privately negotiated option, each Underlying Fund may incur losses that are magnified by the use of leverage and the payment of fees to the counterparty.  Each Underlying Fund will also be exposed to the risk that the counterparty is unable to pay the settlement price upon the termination or expiration of a privately negotiated option.

5

•
Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, each Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

6

PERFORMANCE

Alpha Hedged Strategies Fund

The following performance information indicates some of the risks of investing in the No Load shares of Alpha.  The bar chart below illustrates how Alpha’s total return has varied from year to year.  The table below illustrates Alpha’s No Load shares’ average annual returns over time compared with a domestic broad-based market index, as well as indices that measure a number of global markets.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns
As of December 31, 2007

	Date	Return
Best Quarter	December 31, 2004	6.76%
Worst Quarter	June 30, 2003	-1.00%

7

Average Annual Total Returns
For the Periods Ended December 31, 2007

	One Year	Five Year	Since Inception (September 23, 2002)
Alpha Hedged Strategies Fund
Return Before Taxes	8.25%	8.04%	7.17%
Return After Taxes on Distributions(1)	6.21%	7.61%	6.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.10%	6.80%	6.05%
S&P 500® Index(2) (reflects no deduction for fees, expenses, or taxes)	5.49%	12.82%	13.40%
LB Aggregate Bond Index(3) (reflects no deduction for fees, expenses, or taxes)	6.97%	4.42%	4.57%
90-day Treasury bill(4) (reflects no deduction for fees, expenses, or taxes)	4.55%	3.02%	2.94%
HFRI Fund of Funds Conservative Index(5) (reflects no deduction for fees, expenses, or taxes)	7.33%	7.29%	7.37%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held stocks including industrial, transportation, financial, and utility stocks. The composition of the 500 stocks is flexible and the number of issues in each sector varies over time.  You cannot invest directly in an index.

(3)
The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index.  The index’s total return consists of price appreciation/depreciation plus income as a percentage of the original investment.  You cannot invest directly in an index.

(4)
The 90-day Treasury bill is a U.S. government debt security with a maturity of three months or 90 days. Treasury bills are issued through a competitive bidding process at a discount from par. This means they do not pay fixed interest payments like most bonds do.

(5)
The Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Conservative Index consists of funds of funds classified as “Conservative” which exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions. You cannot invest directly in an index.  The “since inception” data for the HFRI Fund of Funds Conservative Index is as of September 30, 2002.

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Beta Hedged Strategies Fund

The following performance information indicates some of the risks of investing in the No Load shares of Beta.  The bar chart below illustrates Beta’s No Load shares’ total return for the past year.  The table below illustrates Beta’s average annual returns compared with a domestic broad-based market index, as well as indices that measures a number of global markets.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Return
As of December 31, 2007

	Date	Return
Best Quarter	June 30, 2007	5.79%
Worst Quarter	December 31, 2007	-2.22%

Average Annual Total Returns
For the Periods Ended December 31, 2007

	One Year	Since Inception (April 28, 2006)
Beta Hedged Strategies Fund
Return Before Taxes	10.35%	3.96%
Return After Taxes on Distributions(1)	8.54%	2.94%
Return After Taxes on Distributions and Sale of Fund Shares(1)	7.41%	2.95%
S&P 500® Index(2) (reflects no deduction for fees, expenses, or taxes)	5.49%	9.07%
90-day Treasury bill(3) (reflects no deduction for fees, expenses, or taxes)	4.55%	4.53%
HFRI Fund of Funds Strategic Index(4) (reflects no deduction for fees, expenses, or taxes)	12.28%	9.19%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

9

(2)
The S&P 500® Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held stocks including industrial, transportation, financial, and utility stocks. The composition of the 500 stocks is flexible and the number of issues in each sector varies over time.  You cannot invest directly in an index.

(3)
The 90-day Treasury bill is a U.S. government debt security with a maturity of three months or 90 days. Treasury bills are issued through a competitive bidding process at a discount from par. This means they do not pay fixed interest payments like most bonds do.

(4)
The HFRI Fund of Funds Strategic Index consists of funds of funds classified as "Strategic" which exhibit one or more of the following characteristics: seeks superior returns by primarily investing in funds that generally engage in more opportunistic strategies such as Emerging Markets, Sector specific, and Equity Hedge; exhibits a greater dispersion of returns and higher volatility compared to the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Strategic Index tends to outperform the HFRI Fund of Funds Composite Index in up markets and underperform the index in down markets.  You cannot invest directly in an index.  The “since inception” data for the HFRI Fund of Funds Strategic Index is as of April 30, 2006.

FEES AND EXPENSES

	Alpha	Beta
Shareholder Fees(1) (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None
Maximum Account Fee(2)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	None	None
Distribution (Rule 12b-1) Fees	None	None
Other Expenses(3)	3.10%	2.97%
Acquired Fund Fees and Expenses (“AFFE”)(4)	3.00%	3.00%
Total Annual Fund Operating Expenses(5)	6.10%	5.97%

(1)	Although no sales loads or transaction fees are charged shareholders will be charged a fee by the Funds’ transfer agent for outgoing wire transfers, returned checks, exchanges and stop payment orders.
(2)	IRA accounts will be charged a $15.00 annual maintenance fee.
(3)
Other Expenses include, but are not limited to the operating services fee, shareholder servicing fee and interest expense and dividends on short positions, but do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  Please see the “Investment Advisor” section of this Prospectus for a more complete list of these types of expenses.

(4)
AFFE represents the pro rata expenses indirectly incurred by the Funds as a result of investing in the Underlying Funds that have their own expenses.  AFFE are not used to calculate a Fund’s net asset value (“NAV”). AFFE does not take into account the interest credit that each Fund earns on cash proceeds of short sales, which serves as collateral for short positions.   Such interest credit is estimated to be 1.78% and 1.03% for Alpha and Beta, respectively.  Total Annual Operating Expenses for the Underlying Funds (excluding dividends on short positions and interest expense, and also excluding the interest credit that each Fund earns on cash proceeds of those short sales) are capped contractually each year at 3.00% (which includes an Advisory fee of 2.50%, and an Operating Services fee of 0.50%).

(5)
This ratio includes interest expense and dividends on short positions incurred by both the Funds and the Underlying Funds, totaling 2.11% and 1.98% for Alpha and Beta, respectively.  Excluding interest expense and dividends on short positions (which are not capped contractually and will change year to year based on portfolio execution decisions and prevailing money market rates), the Total Annual Fund Operating Expense of each Fund (which includes an Advisory fee of 2.50%, a Shareholder Servicing fee of 0.25%, and a combined Operating Services fee of 1.24% - these fees are capped contractually each year), including its pro-rata share of expenses paid by the Underlying Funds would be 3.99%.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Funds’ total expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

10

	1 Year	3 Years	5 Years	10 Years
Alpha	$607	$1,800	$2,967	$5,775
Beta	$594	$1,765	$2,913	$5,688

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING

The Funds, through their investment in affiliated Underlying Funds, use modest leverage and short-selling techniques in pursuing their strategies.  Total Annual Fund Operating Expenses includes expenses paid by the Funds to vendors and their pro-rata share of such expenses paid by the Underlying Funds; also included are dividends paid out on short positions, and interest on borrowing for leverage purposes.  However, Total Annual Fund Operating Expenses excludes brokerage commissions.  Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales.  The actual impact of these expenses and income on the Funds may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and executive decisions.  Total Annual Fund Operating Expenses for Alpha and Beta, which includes the Funds’ expenses and their pro-rata share of expenses paid by the Underlying Funds (which includes an Advisory fee of 2.50% and an Operating Services fee of 0.50%) and excludes these short dividends expense and income items, are capped contractually at  3.99%.

11

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Funds’ No Load shares’ financial performance since each Fund’s commencement.  In 2006, each Fund changed its fiscal year end from July 31 to December 31.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The financial highlights below have been derived from the Funds' financial statements.  The financial statements for the fiscal year ended December 31, 2007, have been audited by KPMG LLP, the Funds' independent registered public accounting firm.  The financial statements for the prior periods were audited by the Funds' prior independent registered public accounting firm.  KPMG LLP’s report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

	No Load
		Period from					Period from
		August 1,					September 23,
	Year	2006	Year		Year	Year	2002(1)
	Ended	through	Ended		Ended	Ended	through
ALPHA HEDGED	December 31,	December 31,	July 31,		July 31,	July 31,	July 31,
STRATEGIES FUND	2007	2006(2)	2006		2005	2004	2003
Per Share Data(3):
Net Asset Value, Beginning of Period	$13.27	$12.85	$12.10		$10.73	$9.81	$10.00
Gain (Loss) from Investment
Operations:
Net investment income (loss)(4)(9). .	0.04	0.10	(0.05)(8)		(0.09)	(0.24)	(0.17)
Net realized and unrealized gain
(loss) on investments	1.02	0.32	0.84(8)		1.46	1.17	(0.02)
Total Gain (Loss) from Investment
Operations
Less Dividends and Distributions:	1.06	0.42	0.79		1.37	0.93	(0.19)
Net investment income	(0.25)	—	(0.04)		—	(0.01)	—
Net realized gains	(0.78)	—	—		—	—	—
Total Dividends and
Distributions	(1.03)	—	(0.04)		—	(0.01)	—
Net Asset Value, End of Period	$13.30	$13.27	$12.85		$12.10	$10.73	$9.81
Total Return	8.25%	3.27%(6)	6.56%		12.77%	9.42%	(1.90%)(6)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period
Ratio of expenses including dividends
on short positions and interest
expense to average net assets	$704,681	$279,109	$245,399		$123,035	$17,786	$11,835
Ratio of expenses excluding dividends
on short positions and interest
expense to average net assets:	6.10%(5)(10)	4.51%(5)(7)	5.75%(5)		4.96%	5.27%	4.92%(7)
Ratio of net investment income
including dividends on short positions
and interest expense to average net	3.99%(5)	3.99%(5)(7)	3.99%(5)		3.99%	3.99%	3.99%(7)
assets:	0.32%	1.92%(7)	(0.42%)	(8)	(0.88)%	(2.36)%	(2.00%)(7)
Ratio of interest expense and dividends
on short positions to average net
assets:	2.11%(10)	0.52%(7)	1.76%		0.97%	1.28%	0.93%(7)
Portfolio turnover rate(6)	0%	3%	137%		112%	146%	186%

(1)	Commencement of operations.
(2)	The Fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
(3)	Information presented relates to a share of capital stock outstanding for the entire period.
(4)
Net investment income (loss) per share before interest expense and dividends on short positions for the year ended December 31, 2007, the period ended December 31, 2006, and years ended July 31, 2006, July 31, 2005, and July 31, 2004 and period ended July 31, 2003 were $0.18, $0.13, $0.21, $0.01, ($0.65), and ($0.51), respectively.

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(5)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(6)	Not Annualized.
(7)	Annualized.
(8)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
(9)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(10)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

	No Load
			Period from		Period from
	Year		August 1, 2006		April 28, 2006(1)
	Ended		through		through
	December 31,		December 31,		July 31,
BETA HEDGED STRATEGIES FUND	2007		2006(2)		2006

Per Share Data(3):
Net Asset Value, Beginning of Period	$12.10		$11.52		$12.50
Gain (Loss) from Investment Operations:
Net investment income (loss)(4)(9)	0.04		(0.07)		(0.02	)(8)
Net realized and unrealized gain (loss) on
investments	1.18		0.65		(0.96	)(8)
Total Gain (Loss) from Investment Operations	1.22		0.58		(0.98)
Less Dividends and Distributions:
Net investment income	(0.06)		—		—
Net realized gains	(0.79)		—		—
Total Dividends and Distributions	(0.85)		—		—
Net Asset Value, End of Period	$12.47		$12.10		$11.52
Total Return	10.35%		5.03	%(6)	(7.84	%)(6)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$29,149		$5,412		$5,676
Ratio of expenses including dividends on short
positions and interest expense to average net
assets:	5.97	%(5)(10)	5.09	%(5)(7)	5.07	%(4)(7)
Ratio of expenses excluding dividends on short
positions and interest expense to average net
assets:	3.99	%(5)	3.99	%(5)(7)	3.99	%(4)(7)
Ratio of net investment income including dividends on
short positions and interest expense to average net
assets:	0.30%		(1.36	%)(7)	(0.54	%)(7)(8)
Ratio of interest expense and dividends on short
positions to average net assets:	1.98	%(5)(10)	1.10	%(7)	1.08	%(7)
Portfolio turnover rate(6)	0%		1%		0%

(1)	Commencement of operations.
(2)	The Fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
(3)	Information presented relates to a share of capital stock outstanding for the entire period.
(4)
Net investment income per share before interest expense and dividends on short positions for the year ended December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was $0.21, ($0.01) and $0.05, respectively.

(5)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(6)	Not Annualized.
(7)	Annualized.
(8)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
(9)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(10)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

13

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND  PRINCIPAL RISKS

Investment Objectives

The Alpha Hedged Strategies Fund seeks to achieve consistent absolute returns with low correlation to traditional financial market indices. The Beta Hedged Strategies Fund seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.  Each Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies and Policies

To achieve its investment objective, each Fund, under normal market conditions, will invest at least 80% of its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities.  The securities held by each Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  Each Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Funds that employ a variety of investment techniques and strategies. By allocating its assets among a number of Underlying Funds, each Fund seeks to achieve its investment objective with less risk and lower volatility than if each Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, each Fund seeks to achieve its investment objective by investing in other affiliated mutual funds, the Underlying Funds.   Each Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.

The Advisor seeks to utilize Underlying Funds that employ various absolute return strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major absolute return strategies to be employed include:

•	Event Driven Strategies

•	Relative Value/Arbitrage Strategies

•	Distressed Securities Strategies

•	Market Neutral Equity Strategies

•	Long/Short Equity Strategies

•	Long-Only Equity Strategies

•	Market or Sector Timing/Trading Strategies

•	Fixed Income and High Yield Investment Strategies

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•	Privately Negotiated Options Strategies

The Advisor, in conjunction with the Portfolio Research Consultant, selects Sub-Advisors for the Underlying Funds and allocates the assets of each Fund among its respective Sub-Advisors.  The Advisor and Portfolio Research Consultant review a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor utilizes the services of the Portfolio Research Consultant to conduct a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor and/or Portfolio Research Consultant conduct interviews of each Sub-Advisor’s personnel as well as interviews with third party references and industry sources.

Under normal circumstances the Advisor generally expects to allocate the assets of each Fund among various Underlying Funds at any given time.

The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of each Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Funds without shareholder approval.

Investment Strategies

•
Event Driven Strategies: The Underlying Funds will employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

•
Relative Value/Arbitrage Strategies: The Underlying Funds will employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include:

•	Pairs Trading — long and short positions in securities of different companies in the same industry.

•	Convertible Bond Arbitrage — hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.

•	Fixed Income or Interest Rate Arbitrage — includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

•	Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

•
Distressed Securities Strategies: The Underlying Funds will employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

15

•
Market Neutral Equity Strategies: The Underlying Funds will employ strategies designed to exploit equity market inefficiencies, which generally involve being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

•
Long/Short Equity Strategies: The Underlying Funds will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

•
Long-Only Equity Strategies: The Underlying Funds will employ strategies designed to capitalize on the expertise of certain Sub-Advisors that historically concentrate in the identification of candidates for short selling. Such strategies would likely be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

•
Market or Sector Timing/Trading Strategies: The Underlying Funds will employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

•
Fixed Income and High Yield Investment Strategies: The Underlying Funds will employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Underlying Funds may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.” Additionally, the Underlying Funds may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

•
Privately Negotiated Options Strategies: The Underlying Funds will invest in privately negotiated options that are based on an asset or a basket of securities.  Privately negotiated options will allow the Underlying Funds to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket.  Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

Other Investment Strategies

The Underlying Funds also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; and (b) investing in warrants.

Additional Investment Risks

In addition to the Principal Risks of the Funds listed above in the Risk/Return Summary, investing in the Funds may involve the following additional risks:

•
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

16

The Underlying Funds may purchase and sell call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security that the Underlying Funds own. A covered put option is a put option with respect to which the Underlying Funds have segregated cash or liquid securities to fulfill the obligation by the option. The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not “covered” at a gain or cannot be exercised at a gain prior to expiration. The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

The Underlying Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. The Underlying Funds may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.

The Underlying Funds may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Underlying Funds to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Underlying Funds to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Underlying Funds to purchase or sell an amount of a specific currency at a future date at a future price.

•
Securities Lending Risks: The Underlying Funds may lend securities from the portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Underlying Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

17

•
Warrants Risks: The Underlying Funds may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

•
Reverse Repurchase Agreement Risks: The Underlying Funds may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and each Underlying Fund’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Underlying Funds. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Underlying Funds.

•
Borrowing Risks: Because the Funds and Underlying Funds may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” each Fund’s exposure to fluctuations in the prices of these securities is increased in relation to each Fund’s capital. Each Fund’s borrowing activities will exaggerate any increase or decrease in the NAV of each Fund. In addition, the interest which each Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of each Fund compared with what it would have been without borrowing.

•
High Portfolio Turnover Rate Risk: Each Underlying Fund’s and each Fund’s investment strategy may result in high turnover rates.  This may increase each Underlying Fund’s and respectively, each Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that each Underlying Fund and each Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of each Underlying Fund and respectively, each Fund could be negatively impacted by the increased expenses incurred by each Underlying Fund and respectively, each Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Initial Public Offerings Risks: The Underlying Funds may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Underlying Funds to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

18

•
Restricted Securities Risks: The Underlying Funds may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Underlying Funds under Rule 144A under the Securities Act of 1933, as amended.  Under the supervision of its Board of Trustees, the Underlying Funds will determine whether securities purchased under Rule 144A are illiquid.  The Underlying Funds are restricted to investing no more than 15% of their total assets in securities that are illiquid; that is, not readily marketable.  If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of each Underlying Fund’s assets invested in illiquid securities would increase.

•
Shares of Other Investment Companies Risks: The Funds and Underlying Funds may invest in or sell short shares of other investment companies, including exchange traded funds (“ETFs”) as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying fund shares.  You will indirectly bear fees and expenses charged by the underlying funds in addition to each Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Real Estate Investment Trust Risks:  Investments in Real Estate Investment Trusts (“REIT(s)”) by an Underlying Fund will subject it to various risks. REIT share prices are likely to decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties.  In addition, returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  Furthermore, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which an Underlying Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Underlying Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Underlying Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

19

•
Healthcare/Biotechnology Sector Risks:  Companies within the healthcare and biotechnology industries invest heavily in research and development which may not necessarily lead to commercially successful products or may lead to products that become obsolete quickly.  The healthcare and biotechnology sector is also subject to increased governmental regulation which may delay or inhibit the release of new products.  Many healthcare and biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences.  Healthcare and biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Healthcare and biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.  As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of healthcare and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

The Advisor continuously monitors the investment positions owned by each Fund to ensure compliance with each Fund’s investment objective and the investment restrictions detailed in its Prospectus and the Funds’ Statement of Additional Information (“SAI”).  The Advisor generally expects each Fund’s assets to be invested across various industries.

FUND OF FUNDS STRUCTURE

Each Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in a number of Underlying Funds.  Each Underlying Fund invests its assets pursuant to a different investment objective and a different investment style.  The Advisor may select from Underlying Funds based upon changing markets and risk/return characteristics.  In addition to its own expenses, each Fund bears a pro rata portion of the expenses of the Underlying Funds in which it invests.  The expenses in the Underlying Funds will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Fund’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.

MASTER/FEEDER FUND STRUCTURE

In lieu of investing directly in Underlying Funds, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund. This Master investment company would then allocate its assets among the affiliated Underlying Funds.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thus achieving certain economies of scale. The SAI contains more information about the Funds, the Master/Feeder Fund Structure and the types of securities in which the Funds may invest.  The Funds are not currently operating in this structure.

20

SHARE CLASSES

The Funds issue their shares in multiple classes:  No Load and Class C shares.  This Prospectus offers No Load shares.  The No Load shares are offered at NAV without a front-end or contingent deferred sales charge.  The No Load shares are issued with an annual shareholder servicing fee of 0.25%.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.  Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of each Fund’s underlying portfolio holdings as of each calendar quarter-end is available on the Funds’ website at www.aipfunds.com within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated with required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting AIP c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-Low-Beta (1-877-569-2382).

INVESTMENT ADVISOR

Alternative Investment Partners, LLC, 600 Mamaroneck Avenue, Suite 400, Harrison, New York 10528, a registered investment advisor, is the Funds’ investment advisor (the “Advisor”).  The Advisor is owned jointly by Asset Alliance Corporation, (“Asset Alliance”), a Delaware corporation that specializes in alternative investment management – specifically hedge funds and hedge fund products, and Mr. Lee Schultheis, one of the initial founders of the Advisor.  As of February 29, 2008, Asset Alliance and its affiliated managers managed approximately $3.5 billion through various alternative investment products.  On August 8, 2007, the Board of Trustees approved the Advisory Agreement (as defined herein).

Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds’ business affairs.  The Advisor invests the assets of the Funds, either directly or by using Sub-Advisors, according to each Fund’s investment objective, policies and restrictions.  Development of each Fund’s portfolio investment strategies and allocations to Sub-Advisors is done on a team management basis in conjunction with the Portfolio Research Consultant.  The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Funds.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Funds do not pay the Advisor an annual advisory fee, but rather each Underlying Fund pays a fee of 2.50% of such Underlying Fund’s average daily net assets to the Advisor, pursuant to the Underlying Funds Trust’s investment advisory agreement with the Advisor.  The fees the Underlying Funds pay the Advisor are higher than fees typically paid by other mutual funds.  This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with an absolute return target objective.  A discussion of the factors that the Board of Trustees considered in approving the Funds’ Advisory Agreement is available in the Annual Report dated December 31, 2007.

The Advisor is responsible for paying fees to various shareholder servicing agents  for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of each Fund’s average daily net assets from which the shareholder servicing agents are paid.

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The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds.  Each Fund pays the Advisor an annual operating services fee of 0.74% of such Fund’s average daily net assets.  Additionally, the Underlying Funds have entered into a similar Operating Services Agreement with the Advisor, under which, each Underlying Fund pays the Advisor 0.50% of such Fund’s average daily net assets.  The combined effect of the Advisory Agreements, the Shareholder Servicing Agreement and the two Services Agreements is to place a cap or ceiling on each Fund’s ordinary annual operating expenses at 3.99% of the average daily net assets of each Fund, excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, litigation and other extraordinary expenses.  On August 8, 2007, the Board of Trustees approved the Services Agreement.

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds.  The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Alternative Investment Partners, LLC is Advisor to the Funds, as well as to the Underlying Funds.  The following Underlying Funds may be utilized by each Fund:

Arbitrage — 1 Portfolio (Convertible Bond)
This strategy is designed to take advantage of perceived discrepancies in the market prices of certain securities. This strategy typically utilizes long and short positions in the convertible bond and common stock of the same company, respectively.

Arbitrage — 2 Portfolio (Fixed Income)
This strategy is designed to take advantage of perceived discrepancies in the market prices of certain securities.  This strategy typically utilizes long and short positions of various fixed income and derivative securities.

Deep Value Hedged Income – 1 Portfolio
This strategy is designed to invest primarily in high yield bonds (long and short), which may include stressed or distressed securities, targeting recession resistant companies.  This strategy attempts to preserve capital and achieve above average total returns.

Distressed Securities & Special Situations — 1 Portfolio
This strategy is designed to invest long and short in the debt, equity or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. The strategy may also invest in special situations where a corporate event such as a merger, spin-off or other significant action is announced or anticipated.

Energy and Natural Resources – 1 Portfolio
This strategy employs long and short trading in primarily U.S. domestic equity securities and master limited partnerships in the energy and natural resources sectors.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Equity Options Overlay — 1 Portfolio
This strategy is designed to invest in equity and equity related U.S. securities, and utilizes options to mitigate downside exposure.  This strategy attempts to preserve capital while producing returns, irrespective of market direction.

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Global Hedged Income — 1 Portfolio
This strategy employs trading in global securities and financial instruments, with an emphasis on sovereign fixed income securities. This strategy attempts to add value through country selection, market selection, asset allocation, portfolio structure, security selection, duration management and arbitrage.

Long/Short Equity — Deep Discount Value — 1 Portfolio
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy is typically constructed in a marginally net long position, in an attempt to yield a moderate beta (a measure of volatility and correlation to the general equity markets) and also seeks to dampen the effects of industry, sector, market capitalization and other potential bias exposures, where possible. This strategy focuses on the fundamental valuations relative to current market price of the companies in which it takes long and short positions.

Long/Short Equity — Earnings Revision — 1 Portfolio
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy focuses on the revisions of earnings estimates on the companies in which it takes long and short positions.

Long/Short Equity — Global — 1 Portfolio
This strategy is designed to emphasize recognizing and capitalizing on emerging trends and stock specific opportunities in the international market. It is not designed to take significant net exposures to any particular country, region or currency.

Long/Short Equity – Growth – 1 Portfolio
This strategy employs long and short trading in primarily U.S. domestic equity securities.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Long/Short Equity — Healthcare/Biotech — 1 Portfolio
This strategy employs long and short trading primarily in public equities of industry groups within the healthcare sector. This strategy attempts to provide long term capital appreciation while minimizing volatility.

Long/Short Equity — International — 1 Portfolio
This strategy is designed to capture some of the inefficiencies in market pricing of equity securities of corporations domiciled outside the U.S., emphasizing securities traded in the U.S., especially American Depository Receipts. It is not designed to take significant net exposures to any particular country, region or currency. This strategy attempts to have its long positions outperform its short positions, whether the market is rising or falling, to obtain its return.

Long/Short Equity — Momentum — 1 Portfolio
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy focuses on the relative near-term price performance of the companies in which it takes long and short positions.

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Long/Short Equity — REIT — 1 Portfolio
This strategy is designed to capture some of the inefficiencies in market pricing of U.S. commercial real estate, but to do so through publicly traded securities. This strategy attempts to have its long positions outperform its short positions, whether the market is rising or falling, to obtain its return.

Merger Arbitrage — 1 Portfolio
This strategy is designed to invest in announced merger and acquisition transactions, and a significant allocation to companies that trade at a significant discount to their intrinsic or private market value that may be attractive acquisition targets.

PORTFOLIO RESEARCH CONSULTANT

The Advisor is responsible for selecting the portfolio research consultant to the Funds.  Trust Advisors LLC (“Trust Advisors” or the “Portfolio Research Consultant”), an investment advisor registered with the SEC, founded in 1989, located at 501 Kings Highway East, Suite 304, Fairfield, CT 06825, will provide the Advisor with background information and other such research on Sub-Advisors and prospective Sub-Advisors.  Trust Advisors also provides sub-advisory services to Lyxor Asset Management, a wholly owned subsidiary of Société Générale (“SG”).  Trust Advisors has constructed a multi manager, multi strategy fund of funds to serve as the investment master fund in the creation of SG structured products such as notes and warrants.  The Advisor utilizes the services of the Portfolio Research Consultant to conduct a comprehensive review of each Sub-Advisor, its investment processes and organization.  The Portfolio Research Consultant provides the Advisor with research on a wide range of factors on each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors and assets under management and number of clients.  The Advisor or the Portfolio Research Consultant or both will conduct interviews with each Sub-Advisor’s personnel as well as interviews with third party references and industry sources.  The Advisor will allocate the assets of each Fund to each Underlying Fund based on the research conducted by the Portfolio Research Consultant.  The fees payable with respect to the services provided by the Portfolio Research Consultant are paid monthly by the Advisor directly from fees received pursuant to the Underlying Funds Trust’s Advisory Agreement, in an amount equal to 0.25% (on an annualized basis) of the average daily net assets of each Fund.  The Advisor and the Portfolio Research Consultant are affiliated entities.  On February 26, 2008, the Board of Trustees approved continuation of the amended Portfolio Research Consultant Agreement.  The factors that the Board of Trustees considered in approving the Funds’ Portfolio Research Consultant Agreement will be available in the Funds’ semi-annual report dated June 30, 2008.

INVESTMENT SUB-ADVISORS

The Advisor is responsible for selecting the Sub-Advisors to manage each Fund’s Underlying Funds.  The Sub-Advisors will be engaged to manage the investments of the Underlying Funds in accordance with each Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees.  Each Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the portion of each Underlying Fund’s investment portfolio under its management.  In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of retaining a new Sub-Advisor, shareholders will receive notification of the change.

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Each of the Sub-Advisors listed below rely upon respective advisory groups for the day-to-day management of the portion of each Underlying Fund’s portfolio that they manage.  The Advisor will pay the Sub-Advisors monthly an annual fee based upon the net assets of each Underlying Fund allocated to that Sub-Advisor from the 2.50% Advisory fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement.  The Funds are not responsible for the payment of this Sub-Advisory fee.

Alpha Equity Management, LLC

The Advisor has entered into a sub-advisory agreement with Alpha Equity Management LLC (“Alpha Equity”), to manage a portion of the Long/Short Equity – REIT – 1 Portfolio and Long/Short Equity – International – 1 Portfolio.  Alpha Equity is located at 90 State House Square, Suite 1100, Hartford, CT 06103, and is a registered investment advisor.  Alpha Equity provides investment advice and portfolio management services to institutional managed accounts, pooled investment vehicles and investment companies.  As of February 29, 2008, Alpha Equity managed approximately $222 million in assets.

AlphaStream Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with AlphaStream Capital Management, LLC (“AlphaStream”), to manage a portion of the Long/Short Equity – Momentum – 1 Portfolio. AlphaStream is located at 220 Montgomery Street, Suite 946, San Francisco, CA 94104, and is a registered investment advisor. AlphaStream provides investment advice and portfolio management services to, investment companies, pooled investment vehicles and other corporate entities.  As of February 29, 2008, AlphaStream managed approximately $31 million in assets.

Castle Peak Asset Management, LLC

The Advisor has entered into a sub-advisory agreement with Castle Peak Asset Management, LLC (“Castle Peak”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Castle Peak is located at 575 Market Street, Suite 1825, San Francisco, CA 94105, and is a registered investment advisor. Castle Peak provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Castle Peak managed approximately $38 million in assets.

Concise Capital Management, LP

The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio. Concise is located at 3211 Ponce de Leon Blvd., Suite 207, Coral Gables, FL 33134, and is a registered investment advisor. Concise provides investment advice and portfolio management services to high net worth individuals, investment companies, and other pooled investment vehicles.  As of February 29, 2008, Concise managed approximately $35 million in assets.

Deltec Asset Management, LLC

The Advisor has entered into a sub-advisory agreement with Deltec Asset Management, LLC (“Deltec”), to manage a portion of the Global Hedged Income – 1 Portfolio. Deltec is located at 645 Fifth Avenue, New York, NY 10022, and is a registered investment advisor.  Deltec provides investment advice and portfolio management services to individuals, including high net worth individuals, investment companies, collateralized bond obligations, pension and profit-sharing plans and other pooled investment vehicles.  As of February 29, 2008, Deltec managed over $1billion in assets.

Duncan-Hurst Capital Management, L.P.

The Advisor has entered into a sub-advisory agreement with Duncan-Hurst Capital Management, L.P. (“Duncan-Hurst”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Duncan-Hurst is located at 4365 Executive Drive, Suite 1520, San Diego, CA 92121, and is a registered investment advisor. Duncan-Hurst provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans and other pooled investment vehicles.  As of February 29, 2008, Duncan-Hurst managed approximately $104 million in assets.

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FrontFour Capital Group, LLC

The Advisor has entered into a sub-advisory agreement with FrontFour Capital Group, LLC (“FrontFour”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio. FrontFour is located at 230 Park Avenue, Suite 714, New York, NY 10169-0005, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, FrontFour managed approximately $75 million in assets.

GAMCO Asset Management, Inc.

The Advisor has entered into a sub-advisory agreement with GAMCO Asset Management, Inc. (“GAMCO”), to manage a portion of the Merger Arbitrage – 1 Portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor. GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.  As of February 29, 2008, GAMCO and its affiliates managed approximately $31.6 billion in assets.

Goldberg Advisers, LLC

The Advisor has entered into a sub-advisory agreement with Goldberg Advisers, LLC (“Goldberg”), to manage a portion of the Energy and Natural Resources – 1 Portfolio. Goldberg is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104, and is a registered investment advisor.  Goldberg provides investment advice and portfolio management services to individually managed accounts, investment companies, pooled investment vehicles, and other institutional clients.  As of February 29, 2008, Goldberg managed approximately $25 million in assets.

Graybeard Capital, LLC

The Advisor has entered into a sub-advisory agreement with Graybeard Capital, LLC (“Graybeard”), to manage a portion of the Equity Options Overlay – 1 Portfolio. Graybeard is located at 1211 Orange Avenue, Suite 102, Winter Park, FL 32789, and is a registered investment advisor. Graybeard provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and institutional investors.  As of February 29, 2008, Graybeard managed approximately $37 million in assets.

Hovan Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Hovan Capital Management, LLC (“Hovan”), to manage a portion of the Long/Short Equity – Healthcare/Biotech – 1 Portfolio. Hovan is located at 81 Beach Road, Belvedere, CA, 94920, and is a registered investment advisor. Hovan provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.  As of February 29, 2008, Hovan managed approximately $50 million in assets.

KDC Investment Management, LP

The Advisor has entered into a sub-advisory agreement with KDC Investment Management, LP (“KDC”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to investment companies, other pooled investment vehicles, and institutional managed accounts.  As of February 29, 2008, KDC managed approximately $103 million in assets.

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Nicholas Investment Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Arbitrage – 1 Portfolio (Convertible Bond). Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.  As of February 29, 2008, Nicholas managed approximately $233 million in assets.

Opportunity Research Group, LLC

The Advisor has entered into a sub-advisory agreement with Opportunity Research Group, LLC (“Opportunity Research”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio.  Opportunity Research is located at 11111 Santa Monica Boulevard, Suite 1450, Los Angeles, CA 90025, and is a registered investment advisor.  Opportunity Research provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Opportunity Research managed approximately $34 million in assets.

Osage Energy Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Osage Energy Partners, L.P. (“Osage”), to manage a portion of the Energy and Natural Resources – 1 Portfolio. Osage is located at 25227 Grogans Mill Road, Suite 125, The Woodlands, TX 77380, and is a registered investment advisor.  Osage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pooled investment vehicles and other corporate entities.  As of February 29, 2008, Osage managed approximately $41 million in assets.

Pacificor, LLC

The Advisor has entered into a sub-advisory agreement with Pacificor, LLC (“Pacificor”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio.  Pacificor is located at 740 State Street, Suite 202, Santa Barbara, CA 93101, and is a registered investment advisor.  Pacificor provides investment advice and portfolio management services to investment companies, pension and profit-sharing plans, pooled investment vehicles, charitable organizations and other corporate entities.  As of February 29, 2008, Pacificor managed approximately $495 million in assets.

Quattro Global Capital, LLC

The Advisor has entered into a sub-advisory agreement with Quattro Global Capital, LLC (“Quattro”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio.  Quattro is located at 546 Fifth Avenue, 19th Floor, New York, NY 10036, and is a registered investment advisor.  Quattro provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Quattro managed approximately $796 million in assets.

Sage Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Sage Capital Management, LLC (“Sage”), to manage a portion of the Arbitrage – 1 Portfolio (Convertible Bond). Sage is located at 665 South Orange Avenue, Suite 1A, Sarasota, FL 34236, and is a registered investment advisor. Sage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies,  other pooled investment vehicles and pension and profit-sharing plans.  As of February 29, 2008, Sage managed approximately $153 million in assets.

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Seagate Global Advisors, LLC

The Advisor has entered into a sub-advisory agreement with Seagate Global Advisors, LLC (“Seagate”), to manage a portion of the Global Hedged Income – 1 Portfolio.  Seagate is located at 119 W. Torrance Boulevard, Suite 2, Redondo Beach, CA 90277, and is a registered investment advisor.  Seagate provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Seagate managed approximately $570 million in assets.

Simran Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Simran Capital Management, LLC (“Simran”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio. Simran is located at 161 North Clark Street, 47th Floor, Chicago, IL 60601, and is a registered investment advisor. Simran provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Simran managed approximately $102 million in assets.

Smith Breeden Associates, Inc.

The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Arbitrage – 2 Portfolio (Fixed Income).  Smith Breeden is located at 100 Europa Drive, Suite 200, Chapel Hill, NC 27517, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities foundations and insurance funds. As of February 29, 2008, Smith Breeden managed approximately $29.3 billion in assets.

Starboard Capital Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Starboard Capital Partners, L.P. (“Starboard”), to manage a portion of the Equity Options Overlay – 1 Portfolio. Starboard is located at 3000 Weslayan, Suite 385, Houston TX 77027, and is a registered investment advisor. Starboard provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Starboard managed approximately $50 million in assets.

Sunnymeath Asset Management, Inc.

The Advisor has entered into a sub-advisory agreement with Sunnymeath Asset Management, Inc. (“Sunnymeath”), to manage a portion of the Long/Short Equity – Deep Discount Value – 1 Portfolio. Sunnymeath is located at 10 Mechanic Street, Suite 200, Red Bank, NJ 07701, and is a registered investment advisor. Sunnymeath provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans, other pooled investment vehicles and charitable organizations.  As of February 29, 2008, Sunnymeath managed approximately $95 million in assets.

TWIN Capital Management, Inc.

The Advisor has entered into a sub-advisory agreement with TWIN Capital Management, Inc. (“TWIN Capital”), to manage a portion of the Long/Short Equity – Momentum – 1 Portfolio. TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor. TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments. As of February 29, 2008, TWIN Capital managed approximately $801 million in assets.

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Venus Capital Management, Inc.

The Advisor has entered into a sub-advisory agreement with Venus Capital Management, Inc. (“Venus”), to manage a portion of the Long/Short Equity – Global – 1 Portfolio. Venus is located at 99 Summer Street, Suite M100, Boston, MA 02110, and is a registered investment advisor. Venus provides investment advice and portfolio management services to businesses or institutional investors, investment companies and other pooled investment vehicles.  As of February 29, 2008, Venus managed approximately $150 million in assets.

Viewpoint Investment Partners

The Advisor has entered into a sub-advisory agreement with Viewpoint Investment Partners (“Viewpoint”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Viewpoint is located at 3238 Olivenhain Farms Rd., Encinitas, CA 92024, and is a registered investment advisor. Viewpoint provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, pension and profit-sharing plans, charitable organizations, investment companies and other pooled investment vehicles.  As of February 29, 2008, Viewpoint managed approximately $84 million in assets.

Zacks Investment Management, Inc.

The Advisor has entered into a sub-advisory agreement with Zacks Investment Management, Inc. (“Zacks”), to manage a portion of the Long/Short Equity – Earnings Revision – 1 Portfolio.  Zacks is located at 100 North Riverside Plaza, Suite 2200, Chicago, IL 60606, and is a registered investment advisor.  Zacks provides investment advice, management services and portfolio management services to individually managed accounts for individuals, high net worth individuals, banking or thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles and state or municipal government entities.  As of February 29, 2008, Zacks managed approximately $1.7 billion in assets.

PORTFOLIO MANAGERS

Lee W. Schultheis is Chief Executive Officer of the Advisor, and has been Chief Investment Strategist and Managing Member of the Advisor since September 23, 2002.  Prior to organizing the Advisor, Mr. Schultheis was Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc. from 1999 to 2002.  Mr. Schultheis has more than 20 years of investment industry experience.  Mr. Schultheis received a Bachelor of Science degree from Cornell University.  While the Funds are team managed, Mr. Schultheis may, in certain circumstances, override decisions made by the other portfolio managers.

Trust Advisors LLC (an affiliate of the Advisor; the Portfolio Research Consultant to the Fund)
Mr. Mark R. Tonucci co-founded and has been a Managing Director of Trust Advisors LLC since 1989.  Mr. Tonucci has been a portfolio manager of the Funds since September 23, 2002.  Mr. Tonucci has more than 30 years experience in the investment management, mutual fund and trust industries.  Mr. Tonucci holds a B.A. from Southern Connecticut State University and an MBA in Finance and Economics from the University of New Haven.  Prior to forming Trust Advisors, Mr. Tonucci was a senior vice president at Evaluation Associates where he worked to develop an investment management practice to service the institutional market.

Mr. Michael E. Portnoy co-founded and has been a Managing Director of Trust Advisors LLC since 1989.  Mr. Portnoy has been a portfolio manager of the Funds since September 23, 2002.  Mr. Portnoy’s responsibilities include product design, portfolio construction, Sub-Advisor due diligence, manager selection and performance reporting.  Mr. Portnoy holds a B.A. from Ohio Wesleyan and an MBA from Capital University.  Prior to forming Trust Advisors, Mr. Portnoy was a senior vice president at Evaluation Associates where he developed the firm’s institutional mutual fund and consulting business.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

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NET ASSET VALUE

The NAV per share of each Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets, based on the NAV of each of the Underlying Funds, of each Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and most national holidays.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.  If events occur during the course of a day on which each Fund determines its NAV which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of an Underlying Fund, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that each Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its NAV per share.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV, each Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

HOW TO PURCHASE SHARES

You may purchase shares of the Funds at NAV without any sales or other charge by sending a completed application form to one of the following addresses:

Regular Mail	Express/Overnight Mail
AIP Alternative Strategies Funds (specify Fund and class) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	AIP Alternative Strategies Funds (specify Fund and class) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note:  The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent.

Minimum and Additional Investment Amounts

The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $10,000.  The minimum for subsequent investments is $250.  Shares of each Fund are offered on a continuous basis.  Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement or a note stating the name(s) on the account and the account number, to the above address.

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Make all checks payable to “AIP Alternative Strategies Funds (specify Fund and class).”  All purchases by check must be in U.S. dollars drawn on a U.S. financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  In addition to any loss sustained by the Funds, a $25.00 charge may be imposed if your check does not clear.  Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Shares are held in street name for the owners.  The Funds reserve the right to reject any purchase in whole or in part.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Please consult your financial advisor to determine if you are eligible to purchase shares of each Fund through a qualified financial intermediary account.

When Order is Processed

All shares will be purchased at the NAV per share next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund and class;
•	the dollar amount of shares to be purchased;
•	a completed purchase application or investment stub; and
•	check payable to AIP Alternative Strategies Funds.

Purchase through Brokers

You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent.  The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at each Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Brokers are responsible for placing orders promptly with the Funds and for forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

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Telephone Purchase

Investors may purchase additional shares of the Fund by calling 1-877-Low-Beta (1-877-569-2382).  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase.  Each order must be in the amount of $250 or more.  Your shares will be purchased at the NAV calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

Purchase by Wire

To open an account or to make additional investments by wire, first call 1-877-Low-Beta (1-877-569-2382) to notify the Funds of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit (fund name),
  (your name or the title on the account)
  (your account #)

Initial Investment – By wire
If you are making an initial investment in the Funds, before you wire funds the Funds’ transfer agent must have a completed account application, which is included with this Prospectus.  Please contact the Funds’ transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact your within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the transfer agent at 1-877-Low-Beta (1-877-569-2382).  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Funds’ transfer agent.  Your bank may charge you a fee for sending a wire to the Funds.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

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U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit:  US Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:                                (fund name)
(your name/title on the account)
(account #)

Automatic Investment Plan

You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in a Fund through the use of electronic funds transfers.  After making an initial investment of at least $10,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-877-Low-Beta (1-877-569-2382) for more information about the Funds’ Automatic Investment Plan.  Shareholders should notify the Funds’ transfer agent of any changes to their Automatic Investment Plan at least 5 days prior to the effective date.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (“ACH”).  We are unable to debit mutual fund or “pass through” accounts.

Retirement Plans

You may purchase shares of the Funds for your individual retirement plans.  Please call the Funds at 1-877-Low-Beta (1-877-569-2382) for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege

You may exchange your No Load shares in the Alpha for No Load shares of the Beta and vice versa.   You should carefully read the Prospectus of the other fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a Fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short or long term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s NAV.  Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative.

Written Redemption Requests

You may redeem your shares by simply sending a written request to the Funds’ transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You should send your redemption request to:

Regular Mail	Express/Overnight Mail
AIP Alternative Strategies Funds (specify Fund and class) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	AIP Alternative Strategies Funds (specify Fund and class) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

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Note	The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent.

Redeeming by Telephone

If you complete the telephone redemption option on your account application, you may redeem shares having a value of up to $100,000 by telephone.  The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt.  The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Funds’ transfer agent’s records.  There is a $15 charge for each wire.  There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days.  To redeem by telephone, call 1-877-Low-Beta (1-877-569-2382).  IRA accounts are not redeemable by telephone.

If you decline the option, but wish to add it at a later time, a signature guarantee may be required.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan

If your individual account, IRA or other qualified plan account has a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic payments.  Under the plan, payments of $500 or more can be sent by check to your address of record, or can be sent by electronic funds transfer through the Automated Clearing House (ACH) network to your pre-determined bank account.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-877-Low-Beta (1-877-569-2382).

When Redemptions are Sent

Once the Funds receive your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV following receipt of your redemption request.  Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption.  If you purchase shares using a check, and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

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Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees

The Funds’ transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required to redeem shares in the following situations:

•	if ownership is changed on your account;
•	when redemption proceeds are sent to any person, address or bank account not on record;
•	written requests to wire redemption proceeds (if not previously authorized on the account);
•	when establishing or modifying certain services on an account;
•	if a change of address request was received by the transfer agent within the last 30 days; and/or
•	for redemptions over $100,000.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).   A notary public is not an acceptable signature guarantee.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% withholding.

Redeeming through Broker

If shares of the Funds are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $10,000, the Funds may notify you that, unless the account is brought up to at least $10,000, your account could be closed.  This will not apply to any account balances that drop below $10,000 due to a decline in NAV.  The Funds may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Funds will not charge any redemption fee on involuntary redemptions.

35

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds.  These steps include, monitoring trading activity, using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available.  These techniques may change from time to time as determined by the Funds in their sole discretion.

Effective April 11, 2008, Alpha and the Advisor have entered into an agreement with Barclays Bank PLC (“Barclays”), whereby Barclays or one of its affiliates may purchase or redeem shares of Alpha without regard to the frequency of such transactions.  The purpose for these purchase and redemption transactions by Barclays is solely to hedge its obligations under certain principal protected notes issued by Barclays that are linked to the performance of Alpha and are not intended to be an attempt to market time the Fund.  Alpha and the Advisor will monitor these transactions by Barclays, but neither party believes that these transactions should be considered abusive or inappropriate notwithstanding that the frequency of such transactions might otherwise indicate the appearance of market timing activities.

Trading Practices
Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time each Fund’s NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, each Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Trust’s Board of Trustees.

36

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor to the Funds holding such assets does not represent fair value. The Funds may also fair value a security if the Funds or the Advisor believe that the market price is stale. Other types of securities that the Funds may hold for which fair pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its NAV per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income and net capital gain in December.  Distributions will be reinvested in shares of the Funds unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check into your account, at each Fund’s current NAV, and to reinvest all subsequent distributions.

Each Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income or qualified dividend income.  A portion of the ordinary income dividends paid to you by the Funds may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income tax.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. The Funds will reject any application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Funds’ shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

37

NOTICE OF PRIVACY POLICY
& PRACTICES

Your privacy is important to us.  We are committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This Page is not a part of the Prospectus

1

ALPHA HEDGED STRATEGIES FUND
BETA HEDGED STRATEGIES FUND

Advisor	Alternative Investment Partners, LLC 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528
Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue, Suite 1500 Milwaukee, WI 53202

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Funds is included in the SAI.  The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus).  The SAI provides more details about the Funds’ policies and management.  The SAI is available free of charge on the Funds’ website at http://www.aipfunds.com.

Annual and Semi-Annual Reports: Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-annual reports to shareholders.  The Funds’ Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  These reports are available free of charge on the Funds’ website at http://www.aipfunds.com.

To obtain free copies of these documents or other information about the Funds, or to make shareholder inquires about the Funds, please call 1-877-Low-Beta (1-877-569-2382). You may also write to:

AIP Alternative Strategies Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of Fund information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0104.

Investment Company Act File No: 811-21079

1

[AIP Mutual Funds Logo]
Hedge Fund Strategies in a Mutual FundSM

ALPHA HEDGED STRATEGIES FUND

Ticker Symbol APHCX

BETA HEDGED STRATEGIES FUND

Ticker Symbol BETCX

PROSPECTUS	INVESTMENT ADVISOR
Class C Shares	Alternative Investment Partners, LLC
April 30, 2008	The mutual fund advisor dedicated exclusively to alternative investment strategiesSM

PORTFOLIO RESEARCH
CONSULTANT
Trust Advisors LLC
Style Management and Portfolio Analytics

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

www.aipfunds.com
1.877.LOW.BETA (1.877.569.2382)

ALPHA HEDGED STRATEGIES FUND
BETA HEDGED STRATEGIES FUND

AIP Alternative Strategies Funds (the “Trust”) currently offers two funds to investors — Alpha Hedged Strategies Fund (“Alpha”) and Beta Hedged Strategies Fund (“Beta”) (each, a “Fund”). Each Fund’s investment objective is to achieve consistent absolute returns with low and moderate correlation to traditional financial market indices, respectively. As with any mutual fund, there can be no guarantee that the investment objective of either Fund will be achieved.

This prospectus has information you should know before investing. Please read it carefully and keep it with your investment records.

Investment Advisor

Alternative Investment Partners, LLC

Portfolio Research Consultant

Trust Advisors LLC

Investment Sub-Advisors to Underlying Funds

Alpha Equity Management, LLC	Osage Energy Partners, L.P.
AlphaStream Capital Management, LLC	Pacificor, LLC
Castle Peak Asset Management, LLC	Quattro Global Capital, LLC
Concise Capital Management, LP	Sage Capital Management, LLC
Deltec Asset Management, LLC	Seagate Global Advisors, LLC
Duncan-Hurst Capital Management, L.P.	Simran Capital Management, LLC
FrontFour Capital Group, LLC	Smith Breeden Associates, Inc.
GAMCO Asset Management, Inc.	Starboard Capital Partners, L.P.
Goldberg Advisors, LLC	Sunnymeath Asset Management, Inc.
Graybeard Capital, LLC	TWIN Capital Management, Inc.
Hovan Capital Management, LLC	Venus Capital Management, Inc.
KDC Investment Management, LP	Viewpoint Investment Partners
Nicholas Investment Partners, L.P.	Zacks Investment Management, Inc.
Opportunity Research Group, LLC

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of each Fund without shareholder approval.

1

RISK/RETURN SUMMARY	3
PERFORMANCE	8
FEES AND EXPENSES	12
IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING	13
FINANCIAL HIGHLIGHTS	14
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS	16
FUND OF FUNDS STRUCTURE	22
MASTER/FEEDER FUND STRUCTURE	22
SHARE CLASSES	23
PORTFOLIO HOLDINGS INFORMATION	23
INVESTMENT ADVISOR	23
PORTFOLIO RESEARCH CONSULTANT	26
INVESTMENT SUB-ADVISORS	26
PORTFOLIO MANAGERS	32
NET ASSET VALUE	32
HOW TO PURCHASE SHARES	33
REDEMPTIONS	37
TOOLS TO COMBAT FREQUENT TRANSACTIONS	40
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	41

Please find the Funds’ Notice of Privacy Policy & Practices inside the back cover of this Prospectus.

2

RISK/RETURN SUMMARY

Investment Objective

Alpha Hedged Strategies Fund
Alpha seeks to achieve consistent absolute returns with low correlation to traditional financial market indices.  Alpha uses the S&P 500® Index, the Lehman Brothers Aggregate Bond Index, the 90-Day Treasury bill and the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Conservative Index as its benchmarks.

Beta Hedged Strategies Fund
Beta seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.  Beta uses the S&P 500 Index, the 90-Day Treasury bill and the HFRI Fund of Funds Strategic Index as its benchmarks.

Principal Investment Strategies

As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds (“Underlying Funds”).  Although Alpha and Beta may invest in some of the same Underlying Funds, the allocation to those Underlying Funds will vary in accordance with each Fund’s investment objective.  Alpha will invest its assets with a greater percentage weighting (out of 100% of its total assets) in the more conservative, or fully hedged, Underlying Funds, such as Arbitrage-1 Portfolio (Convertible Bond) and Long/Short Equity – REIT-1 Portfolio, and Underlying Funds that target a beta (a statistical measure of correlation and volatility) compared with the S&P 500 Index, of less than 0.20 over the long-term (based on their respective daily market values); while Beta will invest its assets with a greater weighting in the more aggressive Underlying Funds, with potentially greater net market exposure or volatility, such as Distressed Securities & Special Situations-1 Portfolio and Long/Short Equity – Momentum-1 Portfolio, and Underlying Funds that target a beta compared with the S&P 500 Index of less than 0.50 over the long-term.  Alpha will also use a more modest level of leverage (targeting under 30% of net assets on average over the long-term - where the limit for an open-end mutual fund is 50% of net assets), while Beta will utilize leverage to a greater degree (potentially up to the limit of 50% of net assets).

Each Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time; as a result, the gains or losses of a single security may have a greater impact on each Fund’s share price. However, through its investments in multiple Underlying Funds, each Fund is expected to indirectly own a diversified portfolio. Each Fund’s strategy to achieve its objective is to invest, indirectly through its investment in the Underlying Funds, at least 80% of its assets in publicly traded securities that afford strategic and tactical opportunities to employ absolute return or hedged strategies. The Funds will provide shareholders with 60 days’ notice before changing this 80% investment policy, which policy may be changed without shareholder vote.

Other than assets temporarily invested for defensive purposes as set forth below, each Fund’s assets will be invested in the Underlying Funds and not in equity, debt or derivative securities directly. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this prospectus are those of the Underlying Funds and are applicable to the Funds as a result of each Fund’s investment in the Underlying Funds. Each Fund’s performance and ability to achieve its objective relies on that of the Underlying Funds in which it invests.

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The Funds have no policy with respect to the capitalization of issuers in which they may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Funds are not limited by maturity, duration or credit quality when investing in debt instruments.

The Funds may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions. The Funds may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities. The Funds may invest a substantial portion of their assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Funds may invest a substantial portion of their assets in restricted securities, they may not invest more than 15% of their assets in illiquid securities. The Underlying Funds may also invest up to 25% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

Absolute Return Strategies: Alternative Investment Partners, LLC (the “Advisor”) seeks to utilize multiple Underlying Funds, rather than a single portfolio, that employ various absolute return strategies whose performance is not correlated with major financial market indices. Each Underlying Fund is an affiliated registered investment company that is not publicly offered. The Advisor believes that the use of such Underlying Funds may mitigate losses in generally declining markets because the Funds will be invested in multiple Underlying Funds each managed by one or more sub-advisors utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The Underlying Funds intend to use multiple absolute return strategies.  For the descriptions of the major absolute return strategies to be employed by the Underlying Funds that are included in the list below, please refer to pages 24-26.

•	Event Driven Strategies

•	Relative Value/Arbitrage Strategies

•	Distressed Securities Strategies

•	Market Neutral Equity Strategies

•	Long/Short Equity Strategies

•	Long-Only Equity Strategies

•	Market or Sector Timing/Trading Strategies

•	Fixed Income and High Yield Investment Strategies

•	Privately Negotiated Options Strategies

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To achieve each Fund’s objective, the Advisor will utilize affiliated Underlying Funds managed by the Advisor and sub-advised by multiple sub-advisors (the “Sub-Advisors”) with expertise in various types of absolute return investment strategies. For purposes of complying with their investment restrictions, the Funds will look through to the holdings of the Underlying Funds. The Sub-Advisors may use a variety of investment techniques to hedge the Funds against various risks or other factors that generally affect the values of portfolio securities as well as for non-hedging purposes. These techniques may involve the use of derivative transactions, and may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments. These techniques may include simultaneously taking long and short positions on similar stock securities for which there exists an attractive spread to their relative valuations. This may involve having a long position on a stock and a short position on the same stock. The net effect of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tends to cancel out the effect of general market movements on the securities. In an instance where a position is entered into that is long only or short only, such positions are taken for non-hedging purposes. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trust’s Board of Trustees (the “Board of Trustees,” “Board:” or “Trustees”), the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.

The Advisor, in conjunction with its affiliate, Trust Advisors LLC, an investment advisor registered with the SEC, (the “Portfolio Research Consultant”), selects the Sub-Advisors for the Underlying Funds, subject to Board approval of each Sub-Advisor, and allocates the assets of each Fund among its respective Underlying Funds. The Advisor and Portfolio Research Consultant review a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.

Principal Investment Risks

As with all mutual funds, investing in the Funds entails risks, to varying degrees, which could cause the Funds and you to lose money.  Although investing in either or both Alpha and Beta may entail the following risks, the degree of each of these risks may also vary between Alpha and Beta, based on their individual allocation mix, leverage applied and investment objectives.  The principal risks of investing in the Funds are as follows:

•
Aggressive Investment Risks: The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The absolute return strategies employed by the Funds generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

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•
Arbitrage Trading Risks: The principal risk associated with the Underlying Funds’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Funds take investment positions may change in an adverse manner, in which case the Underlying Funds may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Funds may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

•
Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Funds and therefore the Funds. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Distressed Securities Risks: Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies. Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds are primarily long. Some relative value trades are possible, selling short one class of a distressed company’s capital structure and purchasing another. Among the many risks associated with distressed investing are the time lag between when an investment is made and when the value of the investment is realized and the legal and other monitoring costs that are involved in protecting the value of the Underlying Funds’ claims.

•
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions. To read about additional information concerning this particular risk, please see “Options and Futures Risks” in “Additional Investment Risks” below.

•
Privately Negotiated Options Risks: The Underlying Funds may invest in privately negotiated options. Each privately negotiated option will be based on an asset or a basket of securities selected by each Underlying Fund. The counterparty to each privately negotiated option will typically be a financial institution (or an affiliate of a financial institution) that is experienced in the field of alternative investments. Upon expiration or termination of a privately negotiated option, each Underlying Fund will be entitled to a cash payment from the counterparty if the value of the asset or basket at that time is favorable to each Underlying Fund in comparison to the exercise price for the privately negotiated option. As with more traditional options, privately negotiated options will allow for the use of economic leverage. Although each Underlying Fund will not be exposed to risk of loss in excess of its payment for a privately negotiated option, each Underlying Fund may incur losses that are magnified by the use of leverage and the payment of fees to the counterparty. Each Underlying Fund will also be exposed to the risk that the counterparty is unable to pay the settlement price upon the termination or expiration of a privately negotiated option.

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•
Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt — also known as “high-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies, and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

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•
Non-Diversification Risks: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, each Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

PERFORMANCE

Alpha Hedged Strategies Fund

Class C shares of Alpha commenced operations on August 1, 2006.  The following performance information indicates some of the risks of investing in the Class C shares of Alpha.  The bar chart below illustrates Alpha’s Class C shares’ total return for the past year.  You will be subject to a 1.00% contingent deferred sales charge (“CDSC”) if you redeem your shares within 364 days of purchase. The table below illustrates Alpha’s Class C shares’ average annual return compared with a domestic broad-based market index, as well as indices that measure a number of global markets.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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Calendar Year Total Returns for Class C Shares
As of December 31, 2007

	Date	Return
Best Quarter	March 31, 2007	3.52%
Worst Quarter	December 31, 2007	-0.42%

Average Annual Total Returns
For the Periods Ended December 31, 2007

	One Year	Since Inception (August 1, 2006)
Alpha Hedged Strategies Fund
Return Before Taxes	7.60%(6)	7.21%
Return After Taxes on Distributions(1)	5.71%(6)	5.88%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.69%(6)	5.59%
S & P 500® Index(2)	5.49%	12.89%
LB Aggregate Bond Index(3)	6.97%	7.57%
90-day Treasury bill(4)	4.55%	4.73%
HFRI Fund of Funds Conservative Index(5)	7.33%	8.25%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

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(2)
The S&P 500® Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held stocks including industrial, transportation, financial, and utility stocks. The composition of the 500 stocks is flexible and the number of issues in each sector varies over time.  You cannot invest directly in an index.

(3)
The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index.  The index’s total return consists of price appreciation/depreciation plus income as a percentage of the original investment.  You cannot invest directly in an index.

(4)
The 90-day Treasury bill is a U.S. government debt security with a maturity of three months or 90 days. Treasury bills are issued through a competitive bidding process at a discount from par. This means they do not pay fixed interest payments like most bonds do.

(5)
The Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Conservative Index consists of funds of funds classified as “Conservative” which exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more "conservative" strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.  You cannot invest directly in an index.

(6)	Performance figures for the C shares reflect the impact of the expense ratio of C shares, and with a 1% CDSC assessed on redemptions within 364 days of the date of purchase. THe CDSC is only assessed for any periods of less than one year.

Beta Hedged Strategies Fund

Class C shares of Beta commenced operations on August 1, 2006.  The following performance information indicates some of the risks of investing in the Class C shares of Beta.  The bar chart below illustrates Beta’s Class C shares’ total return for the past year.  You will be subject to a 1.00% contingent deferred sales charge (“CDSC”) if you redeem your shares within one year of purchase.  The table below illustrates Beta’s average annual return compared with a domestic broad-based market index, as well as indices that measure a number of global markets.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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Calendar Year Total Return for Class C Shares
As of December 31, 2007

	Date	Return
Best Quarter	June 30, 2007	5.57%
Worst Quarter	December 31, 2007	-2.12%

Average Annual Total Returns
For the Periods Ended December 31, 2007

	One Year	Since Inception (August 1, 2006)
Beta Hedged Strategies Fund
Return Before Taxes	9.68%(5)	10.05%
Return After Taxes on Distributions(1)	8.00%(5)	8.86%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.96%(5)	8.08%
S&P 500® Index(2)	5.49%	12.89%
90-day Treasury bill(3)	4.55%	4.73%
HFRI Fund of Funds Strategic Index(4)	12.28%	14.46%

(1)
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The S&P 500® Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held stocks including industrial, transportation, financial, and utility stocks. The composition of the 500 stocks is flexible and the number of issues in each sector varies over time.  You cannot invest directly in an index.

(3)
The 90-day Treasury bill is a U.S. government debt security with a maturity of three months or 90 days. Treasury bills are issued through a competitive bidding process at a discount from par. This means they do not pay fixed interest payments like most bonds do.

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(4)
The HFRI Fund of Funds Strategic Index consists of funds of funds classified as "Strategic" which exhibit one or more of the following characteristics: seeks superior returns by primarily investing in funds that generally engage in more opportunistic strategies such as Emerging Markets, Sector specific, and Equity Hedge; exhibits a greater dispersion of returns and higher volatility compared to the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Strategic Index tends to outperform the HFRI Fund of Funds Composite Index in up markets and underperform the index in down markets.  You cannot invest directly in an index. The “since inception” data for the HFRI Fund of Funds Strategic Index is as of April 30, 2006.

(5)	Performance figures for the C shares reflect the impact of the expense ratio of C shares, and with a 1% CDSC assessed on redemptions within 364 days of the date of purchase. The CDSC is only assessed for any periods of less than one year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Funds.

	Alpha	Beta
Shareholder Fees(1) (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None
Maximum Account Fee(2)	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	None	None
Distribution (Rule 12b-1) Fees	1.00%	1.00%
Other Expenses(3)	2.85%	2.72%
Acquired Fund Fees and Expenses (“AFFE”)(4)	3.00%	3.00%
Total Annual Fund Operating Expenses(5)	6.85%	6.72%

(1)	Shareholders will be charged a fee by the Funds’ transfer agent for outgoing wire transfers, returned checks, exchanges and stop payment orders.
(2)	IRA accounts will be charged a $15.00 annual maintenance fee.
(3)
Other Expenses include, but are not limited to the operating services fee and interest expense and dividends on short positions, but do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  Please see the “Investment Advisor” section of this Prospectus for a more complete list of these types of expenses.

(4)
AFFE represents the pro rata expenses indirectly incurred by the Funds as a result of investing in the Underlying Funds that have their own expenses.  AFFE are not used to calculate a Fund’s net asset value (“NAV”). AFFE includes 2.11% and 1.98%, for Alpha and Beta, respectively, of dividends on short positions and interest expense.  AFFE does not take into account the interest credit that each Fund earns on cash proceeds of those short sales, which serves as collateral for short positions.   Such interest credit is estimated to be 1.78% and 1.07% for Alpha and Beta, respectively.  Total Annual Operating Expenses for the Underlying Funds (excluding dividends on short positions and interest expense, and also excluding the interest credit that each Fund earns on cash proceeds of those short sales) are capped contractually each year at 3.00% (which includes an Advisory fee of 2.50%, and an Operating Services fee of 0.50%).

(5)
This ratio includes interest expense and dividends on short positions incurred by both the Funds and the Underlying Funds, totaling 2.11% and 1.98% for Alpha and Beta, respectively.  Excluding interest expense and dividends on short positions (which are not capped contractually and will change year to year based on portfolio execution decisions and prevailing money market rates), the Total Annual Fund Operating Expense of each Fund (which includes an Advisory fee of 2.50%, Distribution fee (Rule 12b-1) of 1.00%, and a combined Operating Services fee of 1.24% - these fees are capped contractually each year), including its pro-rata share of expenses paid by the Underlying Funds would be 4.74%.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Alpha	$679	$1,999	$3,270	$6,249
Beta	$666	$1,964	$3,218	$6,170

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IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING

The Funds, through their investment in affiliated Underlying Funds, use modest leverage and short-selling techniques in pursuing their strategies.  Total Annual Fund Operating Expenses includes expenses paid by the Funds to vendors and their pro-rata share of such expenses paid by the Underlying Funds; also included are dividends paid out on short positions, and interest on borrowing for leverage purposes.  However, Total Annual Fund Operating Expenses excludes brokerage commissions.  Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales.  The actual impact of these expenses and income on the Funds may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and execution decisions.  Total Annual Fund Operating Expenses for Alpha and Beta, which includes the Funds’ expenses and their pro-rata share of expenses paid by the Underlying Funds (which includes an Advisory fee of 2.50% and an Operating Services fee of 0.50%) and excludes these short dividends expense and income items, are capped contractually at 4.74%.

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FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s Class C shares’ financial performance since commencement of the Funds’ offering of the Class C shares on August 1, 2006. .  The financial highlights below have been derived from the Funds' financial statement.  The financial statements for the fiscal year ended December 31, 2007, have been audited by KPMG LLP, the Funds' independent registered public accounting firm.  The financial statements for the prior periods were audited by the Funds' prior independent registered public accounting firm.  KPMG LLP’s report along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

	Class C
			Period from
	Year		August 1, 2006 (1)
	Ended		through
	December 31,		December 31,
ALPHA HEDGED STRATEGIES FUND	2007		2006

Per Share Data:(2)
Net Asset Value, Beginning of Period	$13.21		$12.85
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)(7)	(0.06)		0.26
Net realized and unrealized gain (loss) on
investments	1.01		0.10
Total Gain (Loss) from Investment Operations	0.95		0.36
Less Dividends and Distributions:
Net investment income	(0.23)		—
Net realized gains	(0.75)		—
Total Dividends and Distributions	(0.98)		—
Net Asset Value, End of Period	$13.18		$13.21
Total Return	7.60%		2.80	%(5)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$37,048		$3,461
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	6.85	%(4)(8)	5.26	%(4)(6)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	4.74	%(4)	4.74	%(4)(6)
Ratio of net investment income including dividends on
short positions and interest expense to average net
assets:	(0.43)%		4.76	%(6)
Ratio of interest expense and dividends on short
positions to average net assets:	2.11	%(8)	0.52	%(6)
Portfolio turnover rate(5)	0%		3%

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(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
For the year ended December 31, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.07 and $0.29, respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

	Class C
			Period Ended
	Year		August 1, 2006(1)
	Ended		through
	December 31,		December 31,
BETA HEDGED STRATEGIES FUND	2007		2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$12.06		$11.52
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)(7)	(0.06)		(0.34)
Net realized and unrealized gain (loss) on
investments	1.18		0.88
Total Gain (Loss) from Investment Operations	1.12		0.54
Less Dividends and Distributions:
Net investment income	(0.03)		—
Net realized gains	(0.76)		—
Total Dividends and Distributions	(0.79)		—
Net Asset Value, End of Period.	$12.39		$12.06
Total Return	9.68%		4.69	%(5)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$1,262		$41
Ratio of expenses including dividends on short
positions and interest expense to average net assets:	6.72	%(4)(8)	5.84	%(4)(6)
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	4.74	%(4)	4.74	%(4)(6)
Ratio of net investment income including dividends on
short positions and interest expense to average net
assets:	(0.45)%		(6.91	%)(6)
Ratio of interest expense and dividends on short
positions to average net assets:	1.98	%(8)	1.10	%(6)
Portfolio turnover rate(5)	0%		1%

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(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
For the year ended December 31, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.11 and ($0.28), respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS

Investment Objectives

The Alpha Hedged Strategies Fund seeks to achieve consistent absolute returns with low correlation to traditional financial market indices.  The Beta Hedged Strategies Fund seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices.  Each Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies and Policies

To achieve its investment objective, each Fund, under normal market conditions, will invest at least 80% of its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities.  The securities held by each Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  Each Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Funds that employ a variety of investment techniques and strategies.  By allocating its assets among a number of Underlying Funds, each Fund seeks to achieve its investment objective with less risk and lower volatility than if each Fund utilized a single manager or single strategy approach.  The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, each Fund seeks to achieve its investment objective by investing in other affiliated mutual funds, the Underlying Funds.  Each Fund is classified as non-diversified and, therefore, is not required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer.

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The Advisor seeks to utilize Underlying Funds that employ various absolute return strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major absolute return strategies to be employed include:

•	Event Driven Strategies

•	Relative Value/Arbitrage Strategies

•	Distressed Securities Strategies

•	Market Neutral Equity Strategies

•	Long/Short Equity Strategies

•	Long-Only Equity Strategies

•	Market or Sector Timing/Trading Strategies

•	Fixed Income and High Yield Investment Strategies

•	Privately Negotiated Options Strategies

The Advisor, in conjunction with the Portfolio Research Consultant, selects Sub-Advisors for the Underlying Funds and allocates the assets of each Fund among its respective Sub-Advisors.  The Advisor and Portfolio Research Consultant review a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor utilizes the services of the Portfolio Research Consultant to conduct a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor and/or Portfolio Research Consultant conduct interviews of each Sub-Advisor’s personnel as well as interviews with third party references and industry sources.

Under normal circumstances the Advisor generally expects to allocate the assets of each Fund among various Underlying Funds at any given time.

The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of each Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Funds without shareholder approval.

Investment Strategies

•
Event Driven Strategies: The Underlying Funds will employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

•
Relative Value/Arbitrage Strategies: The Underlying Funds will employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include:

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o	Pairs Trading — long and short positions in securities of different companies in the same industry.

o	Convertible Bond Arbitrage — hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.

o	Fixed Income or Interest Rate Arbitrage — includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

o	Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

•
Distressed Securities Strategies: The Underlying Funds will employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

•
Market Neutral Equity Strategies: The Underlying Funds will employ strategies designed to exploit equity market inefficiencies, which generally involve being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market.  These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

•
Long/Short Equity Strategies: The Underlying Funds will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers.  These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

•
Long-Only Equity Strategies: The Underlying Funds will employ strategies designed to capitalize on the expertise of certain Sub-Advisors that historically concentrate in the identification of candidates for short selling.  Such strategies would likely be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

•
Market or Sector Timing/Trading Strategies: The Underlying Funds will employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

•
Fixed Income and High Yield Investment Strategies: The Underlying Funds will employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Underlying Funds may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.” Additionally, the Underlying Funds may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

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•
Privately Negotiated Options Strategies: The Underlying Funds will invest in privately negotiated options that are based on an asset or a basket of securities. Privately negotiated options will allow the Underlying Funds to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket. Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

Other Investment Strategies

The Underlying Funds also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; and (b) investing in warrants.

Additional Investment Risks

In addition to the Principal Risks of the Funds listed above in the Risk/Return Summary, investing in the Funds may involve the following additional risks:

•
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions.

The Underlying Funds may purchase and sell call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security that the Underlying Funds own. A covered put option is a put option with respect to which the Underlying Funds have segregated cash or liquid securities to fulfill the obligation by the option. The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not “covered” at a gain or cannot be exercised at a gain prior to expiration. The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

The Underlying Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. foreign markets however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. The Underlying Funds may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

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No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.

The Underlying Funds may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Underlying Funds to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Underlying Funds to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Underlying Funds to purchase or sell an amount of a specific currency at a future date at a future price.

•
Securities Lending Risks: The Underlying Funds may lend securities from the portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Underlying Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•
Warrants Risks: The Underlying Funds may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

•
Reverse Repurchase Agreement Risks: The Underlying Funds may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and each Underlying Fund’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Underlying Funds. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Underlying Funds.

•
Borrowing Risks: Because the Funds and Underlying Funds may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” each Fund’s exposure to fluctuations in the prices of these securities is increased in relation to each Fund’s capital. Each Fund’s borrowing activities will exaggerate any increase or decrease in the NAV of each Fund. In addition, the interest which each Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of each Fund compared with what it would have been without borrowing.

•
High Portfolio Turnover Rate Risk: Each Underlying Fund’s and each Fund’s investment strategy may result in high turnover rates. This may increase each Underlying Fund’s and respectively, each Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that each Underlying Fund and each Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of each Underlying Fund and respectively, each Fund could be negatively impacted by the increased expenses incurred by each Underlying Fund and respectively, each Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

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•
Initial Public Offerings Risks: The Underlying Funds may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Underlying Funds to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

•
Restricted Securities Risks: The Underlying Funds may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities. Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Underlying Funds under Rule 144A under the Securities Act of 1933, as amended. Under the supervision of its Board of Trustees, the Underlying Funds will determine whether securities purchased under Rule 144A are illiquid. The Underlying Funds are restricted to investing no more than 15% of their total assets in securities that are illiquid; that is, not readily marketable. If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of each Underlying Fund’s assets invested in illiquid securities would increase.

•
Shares of Other Investment Companies Risks: The Funds and Underlying Funds may invest in or sell short shares of other investment companies, including exchange traded funds (ETFs) as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear fees and expenses charged by the underlying funds in addition to each Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Real Estate Investment Trust Risks:  Investments in Real Estate Investment Trusts (“REIT(s)”) by an Underlying Fund will subject it to various risks. REIT share prices are likely to decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties.  In addition, returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  Furthermore, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which an Underlying Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Underlying Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Underlying Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

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•
Healthcare/Biotechnology Sector Risks:  Companies within the healthcare and biotechnology industries invest heavily in research and development which may not necessarily lead to commercially successful products or may lead to products that become obsolete quickly.  The healthcare and biotechnology sector is also subject to increased governmental regulation which may delay or inhibit the release of new products.  Many healthcare and biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences.  Healthcare and biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Healthcare and biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.  As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of healthcare and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

The Advisor continuously monitors the investment positions owned by each Fund to ensure compliance with each Fund’s investment objective and the investment restrictions detailed in this Prospectus and the Funds’ Statement of Additional Information (“SAI”). The Advisor generally expects each Fund’s assets to be invested across various industries.

FUND OF FUNDS STRUCTURE

Each Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in a number of Underlying Funds. Each Underlying Fund invests its assets pursuant to a different investment objective and a different investment style. The Advisor may select from Underlying Funds based upon changing markets and risk/return characteristics. In addition to its own expenses, each Fund bears a pro rata portion of the expenses of the Underlying Funds in which it invests. The expenses in the Underlying Funds will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Fund’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.

MASTER/FEEDER FUND STRUCTURE

In lieu of investing directly in Underlying Funds, each Fund is authorized to seek to achieve its investment objective by converting to a Master/ Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund. This Master investment company would then allocate its assets among the affiliated Underlying Funds. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thus achieving certain economies of scale. The SAI contains more information about the Funds, the Master/Feeder Fund Structure and the types of securities in which the Funds may invest.  The Funds are not currently operating in this structure.

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SHARE CLASSES

The Funds issue their shares in multiple classes:  No Load and Class C shares.  This Prospectus offers Class C shares.  The Class C shares are offered at NAV without a front-end sales charge.  The Class C shares have a contingent deferred sales charge of 1.00% and an annual 12b-1 fee of 1.00% (“12b-1 Plan”). The Class C shares do not charge a shareholder servicing fee.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI. Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. A list of each Fund’s underlying portfolio holdings as of each calendar quarter-end is available on the Funds' website at www.aipfunds.com within 60 days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated with required regulatory filings with the SEC. The Annual and Semi-Annual Reports are available by contacting AIP c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-Low-Beta (1-877-569-2382).

INVESTMENT ADVISOR

Alternative Investment Partners, LLC, 600 Mamaroneck Avenue, Suite 400, Harrison, New York 10528, a registered investment advisor, is the Funds’ investment advisor (the “Advisor”). The Advisor is owned jointly by Asset Alliance Corporation, (“Asset Alliance”), a Delaware corporation that specializes in alternative investment management — specifically hedge funds and hedge fund products, and Mr. Lee Schultheis, one of the initial founders of the Advisor.  As of February 29, 2008, Asset Alliance and its affiliated managers managed approximately $3.5 billion through various alternative investment products.  On August 8, 2007, the Board of Trustees approved the amended Advisory Agreement (as defined herein).

Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds’ business affairs.  The Advisor invests the assets of the Funds, either directly or by using Sub-Advisors, according to each Fund’s investment objective, policies and restrictions. Development of each Fund’s portfolio investment strategies and allocations to Sub-Advisors is done on a team management basis in conjunction with the Portfolio Research Consultant.  The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Funds.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Funds do not pay the Advisor an annual advisory fee, but rather each Underlying Fund pays a fee of 2.50% of such Underlying Fund’s average daily net assets to the Advisor, pursuant to the Underlying Funds Trust’s investment advisory agreement with the Advisor.  The fees the Underlying Funds pay the Advisor are higher than fees typically paid by other mutual funds.  This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with an absolute return target objective.  A discussion of the factors that the Board of Trustees considered in approving the Funds’ Advisory Agreement is available in the Annual Report dated December 31, 2007.

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The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds. Each Fund pays the Advisor an annual operating services fee of 0.74% of such Fund’s average daily net assets.  Additionally, the Underlying Funds have entered into a similar Operating Services Agreement with the Advisor, under which, each Underlying Fund pays the Advisor 0.50% of such Fund’s average daily net assets.  The combined effect of the Advisory Agreements and the Services Agreements is to place a cap or ceiling on each Fund’s ordinary annual operating expenses at 4.74% of the average daily net assets of each Fund, excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, litigation and other extraordinary expenses. On August 8, 2007 , the Board of Trustees approved the Services Agreement.

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Alternative Investment Partners, LLC is Advisor to the Funds, as well as to the Underlying Funds. The following Underlying Funds may be utilized by each Fund:

Arbitrage — 1 Portfolio (Convertible Bond )
This strategy is designed to take advantage of perceived discrepancies in the market prices of certain securities. This strategy typically utilizes long and short positions in the convertible bond and common stock of the same company, respectively.

Arbitrage — 2 Portfolio (Fixed Income)
This strategy is designed to take advantage of perceived discrepancies in the market prices of certain securities.  This strategy typically utilizes long and short positions in various fixed income and derivative securities.

Deep Value Hedged Income – 1 Portfolio
This strategy is designed to invest primarily in high yield bonds (long and short), which may include stressed or distressed securities, targeting recession resistant companies.  This strategy attempts to preserve capital and achieve above average total returns.

Distressed Securities & Special Situations — 1 Portfolio
This strategy is designed to invest long and short in the debt, equity or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. The strategy may also invest in special situations where a corporate event such as a merger, spin-off or other significant action is announced or anticipated.

Energy and Natural Resources – 1 Portfolio
This strategy employs long and short trading in primarily U.S. domestic equity securities and master limited partnerships in the energy and natural resources sectors.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

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Equity Options Overlay – 1 Portfolio
This strategy is designed to invest in equity and equity related U.S. securities, and utilizes options to mitigate downside exposure.  This strategy attempts to preserve capital while producing returns, irrespective of market direction.
Global Hedged Income — 1 Portfolio
This strategy employs trading in global securities and financial instruments, with an emphasis on sovereign fixed income securities. This strategy attempts to add value through country selection, market selection, asset allocation, portfolio structure, security selection, duration management and arbitrage.

Long/Short Equity — Deep Discount Value — 1 Portfolio
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy is typically constructed in a marginally net long position, in an attempt to yield a moderate beta (a measure of volatility and correlation to the general equity markets) and also seeks to dampen the effects of industry, sector, market capitalization and other potential bias exposures, where possible. This strategy focuses on the fundamental valuations relative to current market price of the companies in which it takes long and short positions.

Long/Short Equity — Earnings Revision — 1 Portfolio
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy focuses on the revisions of earnings estimates on the companies in which it takes long and short positions.

Long/Short Equity — Global — 1 Portfolio
This strategy is designed to emphasize recognizing and capitalizing on emerging trends and stock specific opportunities in the international market. It is not designed to take significant net exposures to any particular country, region or currency.

Long/Short Equity – Growth – 1 Portfolio
This strategy employs long and short trading in primarily U.S. domestic equity securities.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Long/Short Equity — Healthcare/Biotech — 1 Portfolio
This strategy employs long and short trading primarily in public equities of industry groups within the healthcare sector. This strategy attempts to provide long term capital appreciation while minimizing volatility.

Long/Short Equity — International — 1 Portfolio
This strategy is designed to capture some of the inefficiencies in market pricing of equity securities of corporations domiciled outside the U.S., emphasizing securities traded in the U.S., especially American Depository Receipts. It is not designed to take significant net exposures to any particular country, region or currency. This strategy attempts to have its long positions outperform its short positions, whether the market is rising or falling, to obtain its return.

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Long/Short Equity — Momentum — 1 Portfolio
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy focuses on the relative near-term price performance of the companies in which it takes long and short positions.

Long/Short Equity — REIT — 1 Portfolio
This strategy is designed to capture some of the inefficiencies in market pricing of U.S. commercial real estate, but to do so through publicly traded securities. This strategy attempts to have its long positions outperform its short positions, whether the market is rising or falling, to obtain its return.

Merger Arbitrage — 1 Portfolio
This strategy is designed to invest in announced merger and acquisition transactions, and a significant allocation to companies that trade at a significant discount to their intrinsic or private market value that may be attractive acquisition targets.

PORTFOLIO RESEARCH CONSULTANT

The Advisor is responsible for selecting the portfolio research consultant to the Fund. Trust Advisors LLC (“Trust Advisors” or the “Portfolio Research Consultant”), an investment advisor registered with the SEC, founded in 1989, located at 501 Kings Highway East, Suite 304, Fairfield, Connecticut 06825, will provide the Advisor with background information and other such research on Sub-Advisors and prospective Sub-Advisors.  Trust Advisors also provides sub-advisory services to Lyxor Asset Management, a wholly owned subsidiary of Société Générale (“SG”).  Trust Advisors has constructed a multi manager, multi strategy fund of funds to serve as the investment master fund in the creation of SG structured products such as notes and warrants. The Advisor utilizes the services of the Portfolio Research Consultant to conduct a comprehensive review of each Sub-Advisor, its investment processes and organization. The Portfolio Research Consultant provides the Advisor with research on a wide range of factors on each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors and assets under management and number of clients. The Advisor or the Portfolio Research Consultant or both will conduct interviews with each Sub-Advisors’ personnel as well as interviews with third party references and industry sources. The Advisor will allocate the assets of each Fund to each Underlying Fund based on the research conducted by the Portfolio Research Consultant. The fees payable with respect to the services provided by the Portfolio Research Consultant are paid monthly by the Advisor directly from fees received pursuant to the Underlying Funds Trust’s Advisory Agreement, in an amount equal to 0.25% (on an annualized basis) of the average daily net assets of each Fund. The Advisor and the Portfolio Research Consultant are affiliated entities. On February 26, 2008, the Board of Trustees approved continuation of the amended Portfolio Research Consultant Agreement. The factors that the Board of Trustees considered in approving the Funds’ Portfolio Research Consultant Agreement will be available in the Funds’ semi-annual report dated June 30, 2008.

INVESTMENT SUB-ADVISORS

The Advisor is responsible for selecting the Sub-Advisors to manage each Fund’s Underlying Funds. The Sub-Advisors will be engaged to manage the investments of the Underlying Funds in accordance with each Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. Each Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the portion of each Underlying Fund’s investment portfolio under its management. In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of retaining a new Sub-Advisor, shareholders will receive notification of the change.

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Each of the Sub-Advisors listed below rely upon respective advisory groups for the day-to-day management of the portion of each Underlying Fund’s portfolio that they manage. The Advisor will pay the Sub-Advisors monthly an annual fee based upon the net assets of each Underlying Fund allocated to that Sub-Advisor from the 2.50% Advisory fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement. The Funds are not responsible for the payment of this Sub-Advisory fee.

Alpha Equity Management, LLC

The Advisor has entered into a sub-advisory agreement with Alpha Equity Management LLC (“Alpha Equity”), to manage a portion of the Long/Short Equity – REIT – 1 Portfolio and Long/Short Equity – International – 1 Portfolio.  Alpha Equity is located at 90 State House Square, Suite 1100, Hartford, CT 06103, and is a registered investment advisor.  Alpha Equity provides investment advice and portfolio management services to institutional managed accounts, pooled investment vehicles and investment companies.  As of February 29, 2008, Alpha Equity managed approximately $222 million in assets.

AlphaStream Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with AlphaStream Capital Management, LLC (“AlphaStream”), to manage a portion of the Long/Short Equity – Momentum – 1 Portfolio. AlphaStream is located at 220 Montgomery Street, Suite 946, San Francisco, CA 94104, and is a registered investment advisor. AlphaStream provides investment advice and portfolio management services to investment companies, pooled investment vehicles and other corporate entities.  As of February 29, 2008, AlphaStream managed approximately $31 million in assets.

Castle Peak Asset Management, LLC

The Advisor has entered into a sub-advisory agreement with Castle Peak Asset Management, LLC (“Castle Peak”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Castle Peak is located at 575 Market Street, Suite 1825, San Francisco, CA 94105, and is a registered investment advisor. Castle Peak provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Castle Peak managed approximately $38 million in assets.

Concise Capital Management, LP

The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio. Concise is located at 3211 Ponce de Leon Blvd., Suite 207, Coral Gables, FL 33134, and is a registered investment advisor. Concise provides investment advice and portfolio management services to high net worth individuals, investment companies, and other pooled investment vehicles.  As of February 29, 2008, Concise managed approximately $35 million in assets.

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Deltec Asset Management, LLC

The Advisor has entered into a sub-advisory agreement with Deltec Asset Management, LLC (“Deltec”), to manage a portion of the Global Hedged Income – 1 Portfolio. Deltec is located at 645 Fifth Avenue, New York, NY 10022, and is a registered investment advisor.  Deltec provides investment advice and portfolio management services to individuals, including high net worth individuals, investment companies, collateralized bond obligations, pension and profit-sharing plans, charitable organizations, and pooled investment vehicles and other corporate entities.  As of February 29, 2008, Deltec managed over $1billion in assets.

Duncan-Hurst Capital Management, L.P.

The Advisor has entered into a sub-advisory agreement with Duncan-Hurst Capital Management, L.P. (“Duncan-Hurst”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Duncan-Hurst is located at 4365 Executive Drive, Suite 1520, San Diego, CA 92121, and is a registered investment advisor. Duncan-Hurst provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans and other pooled investment vehicles.  As of February 29, 2008, Duncan-Hurst managed approximately $104 million in assets.

FrontFour Capital Group, LLC

The Advisor has entered into a sub-advisory agreement with FrontFour Capital Group, LLC (“FrontFour”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio. FrontFour is located at 230 Park Avenue, Suite 714, New York, NY 10169, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, FrontFour managed approximately $75 million in assets.

GAMCO Asset Management, Inc.

The Advisor has entered into a sub-advisory agreement with GAMCO Asset Management, Inc. (“GAMCO”), to manage a portion of the Merger Arbitrage – 1 Portfolio.  GAMCO is located at GAMCO Asset Management, Inc., One Corporate Center, Rye, NY 10580, and is a registered investment advisor.  GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.  As of February 29, 2008, GAMCO and its affiliates managed approximately $31.6 billion in assets.

Goldberg Advisers, LLC

The Advisor has entered into a sub-advisory agreement with Goldberg Advisers, LLC (“Goldberg”), to manage a portion of the Energy and Natural Resources – 1 Portfolio. Goldberg is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104, and is a registered investment advisor.  Goldberg provides investment advice and portfolio management services to individually managed accounts, investment companies, pooled investment vehicles, and other institutional clients.  As of February 29, 2008, Goldberg managed approximately $25 million in assets.

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Graybeard Capital, LLC

The Advisor has entered into a sub-advisory agreement with Graybeard Capital, LLC (“Graybeard”), to manage a portion of the Equity Options Overlay – 1 Portfolio.  Graybeard is located at 1211 Orange Avenue, Suite 102, Winter Park, FL 32789, and is a registered investment advisor.  Graybeard provides investment advice and portfolio management services to individually managed accounts for high net worth individuals and institutional investors.   As of February 29, 2008, Graybeard managed approximately $37 million in assets.

Hovan Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Hovan Capital Management, LLC (“Hovan”), to manage a portion of Long/Short Equity – Healthcare/Biotech – 1 Portfolio.  Hovan is located at 81 Beach Road, Belvedere, CA 94920, and is a registered investment advisor.  Hovan provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.  As of February 29, 2008, Hovan managed approximately $50 million in assets.

KDC Investment Management, LP

The Advisor has entered into a sub-advisory agreement with KDC Investment Management, LP (“KDC”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to investment companies, other pooled investment vehicles, and institutional managed accounts.  As of February 29, 2008, KDC managed approximately $103 million in assets.

Nicholas Investment Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Arbitrage – 1 Portfolio (Convertible Bond ). Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.  As of February 29, 2008, Nicholas managed approximately $233 million in assets.

Opportunity Research Group, LLC

The Advisor has entered into a sub-advisory agreement with Opportunity Research Group, LLC (“Opportunity Research”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio.  Opportunity Research is located at 11111 Santa Monica Boulevard, Suite 1450, Los Angeles, CA 90025, and is a registered investment advisor.  Opportunity Research provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Opportunity Research managed approximately $34 million in assets.

Osage Energy Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Osage Energy Partners, L.P. (“Osage”), to manage a portion of the Energy and Natural Resources – 1 Portfolio. Osage is located at 25227 Grogans Mill Road, Suite 125, The Woodlands, TX 77380, and is a registered investment advisor.  Osage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pooled investment vehicles and other corporate entities.  As of February 29, 2008, Osage managed approximately $41 million in assets.

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Pacificor, LLC

The Advisor has entered into a sub-advisory agreement with Pacificor, LLC (“Pacificor”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio.  Pacificor is located at 740 State Street, Suite 202, Santa Barbara, CA 93101, and is a registered investment advisor.  Pacificor provides investment advice and portfolio management services to investment companies, pension and profit-sharing plans, pooled investment vehicles, charitable organizations and other corporate entities.  As of February 29, 2008, Pacificor managed approximately $495 million in assets.

Quattro Global Capital, LLC

The Advisor has entered into a sub-advisory agreement with Quattro Global Capital, LLC (“Quattro”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio.  Quattro is located at 546 Fifth Avenue, 19th Floor, New York, NY 10036, and is a registered investment advisor.  Quattro provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Quattro managed approximately $796 million in assets.

Sage Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Sage Capital Management, LLC (“Sage”), to manage a portion of the Arbitrage – 1 Portfolio (Convertible Bond ). Sage is located at 665 South Orange Avenue, Suite 1A, Sarasota, FL 34236, and is a registered investment advisor. Sage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, other pooled investment vehicles and pension and profit-sharing plans.  As of February 29, 2008, Sage managed approximately $153 million in assets.

Seagate Global Advisors, LLC

The Advisor has entered into a sub-advisory agreement with Seagate Global Advisors, LLC (“Seagate”), to manage a portion of the Global Hedged Income – 1 Portfolio.  Seagate is located at 119 W. Torrance Boulevard, Suite 2, Redondo Beach, CA 90277, and is a registered investment advisor.  Seagate provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Seagate managed approximately $570 million in assets.

Simran Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Simran Capital Management, LLC (“Simran”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio.  Simran is located at 161 North Clark Street, 47th Floor, Chicago, IL 60601, and is a registered investment advisor. Simran provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Simran managed approximately $102 million in assets.

Smith Breeden Associates, Inc.

The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Arbitrage – 2 Portfolio (Fixed Income) .  Smith Breeden is located at 100 Europa Drive, Suite 200, Chapel Hill, NC 27517, and is a registered investment advisor.  Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities, foundations and insurance funds.  As of February 29, 2008, Smith Breeden managed approximately $29.3 billion in assets.

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Starboard Capital Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Starboard Capital Partners, L.P. (“Starboard”), to manage a portion of the Equity Options Overlay – 1 Portfolio.  Starboard is located at 3000 Weslayan, Suite 385, Houston, TX 77027, and is a registered investment advisor.  Starboard provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Starboard managed approximately $50 million in assets.

Sunnymeath Asset Management, Inc.

The Advisor has entered into a sub-advisory agreement with Sunnymeath Asset Management, Inc. (“Sunnymeath”), to manage a portion of the Long/Short Equity – Deep Discount Value – 1 Portfolio.  Sunnymeath is located at 10 Mechanic Street, Suite 200, Red Bank, NJ 07701, and is a registered investment advisor.  Sunnymeath provides investment advice and portfolio management services to investment companies, pension and profit-sharing plans, other pooled investment vehicles and charitable organizations.  As of February 29, 2008, Sunnymeath managed approximately $95 million in assets.

TWIN Capital Management, Inc.

The Advisor has entered into a sub-advisory agreement with TWIN Capital Management, Inc. (“TWIN Capital”), to manage a portion of the Long/Short Equity – Momentum – 1 Portfolio.  TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor.  TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments.  As of February 29, 2008, TWIN Capital managed approximately $801 million in assets.

Venus Capital Management, Inc.

The Advisor has entered into a sub-advisory agreement with Venus Capital Management, Inc. (“Venus”), to manage a portion of the Long/Short Equity – Global – 1 Portfolio.  Venus is located at 99 Summer Street, Suite M100, Boston, MA 02110, and is a registered investment advisor. Venus provides investment advice and portfolio management services to businesses or institutional investors, investment companies and other pooled investment vehicles.  As of February 29, 2008, Venus managed approximately $150 million in assets.

Viewpoint Investment Partners

The Advisor has entered into a sub-advisory agreement with Viewpoint Investment Partners (“Viewpoint”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Viewpoint is located at 3238 Olivenhain Farms Rd., Encinitas, CA 92024, and is a registered investment advisor. Viewpoint provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, pension and profit-sharing plans, charitable organizations, investment companies and other pooled investment vehicles.  As of February 29, 2008, Viewpoint managed approximately $84 million in assets.

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Zacks Investment Management, Inc.

The Advisor has entered into a sub-advisory agreement with Zacks Investment Management, Inc. (“Zacks”), to manage a portion of the Long/Short Equity – Earnings Revision – 1 Portfolio.  Zacks is located at 100 North Riverside Plaza, Suite 2200, Chicago, IL 60606, and is a registered investment advisor.  Zacks provides investment advice, management services and portfolio management services to individually managed accounts for individuals, high net worth individuals, banking or thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles and state or municipal government entities.  As February 29, 2008, Zacks managed approximately $1.7 billion in assets.

PORTFOLIO MANAGERS

Lee W. Schultheis is Chief Executive Officer of the Advisor, and has been Chief Investment Strategist and Managing Member of the Advisor since September 23, 2002. Prior to organizing the Advisor, Mr. Schultheis was Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc. from 1999 to 2002. Mr. Schultheis has more than 20 years of investment industry experience. Mr. Schultheis received a Bachelor of Science degree from Cornell University. While the Funds are team managed, Mr. Schultheis may, in certain circumstances, override decisions made by the other portfolio managers.

Trust Advisors LLC (an affiliate of the Advisor; the Portfolio Research Consultant to the Funds)
Mr. Mark R. Tonucci co-founded and has been a Managing Director of Trust Advisors LLC since 1989.  Mr. Tonucci has been a portfolio manager of the Funds since September 23, 2002.  Mr. Tonucci has more than 30 years experience in the investment management, mutual fund and trust industries. Mr. Tonucci holds a B.A. from Southern Connecticut State University and an MBA in Finance and Economics from the University of New Haven. Prior to forming Trust Advisors, Mr. Tonucci was a senior vice president at Evaluation Associates where he worked to develop an investment management practice to service the institutional market.

Mr. Michael E. Portnoy co-founded and has been a Managing Director of Trust Advisors LLC since 1989.  Mr. Portnoy has been a portfolio manager of the Funds since September 23, 2002.  Mr. Portnoy’s responsibilities include product design, portfolio construction, Sub-Advisor due diligence, manager selection and performance reporting. Mr. Portnoy holds a B.A. from Ohio Wesleyan and an MBA from Capital University. Prior to forming Trust Advisors, Mr. Portnoy was a senior vice president at Evaluation Associates where he developed the firm’s institutional mutual fund and consulting business.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

NET ASSET VALUE

The NAV per share of each Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets, based on the NAV of each of the Underlying Funds, of each Fund less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day. If events occur during the course of a day on which each Fund determines its NAV which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of an Underlying Fund, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that each Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its NAV per share.

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Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the NAV, each Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

HOW TO PURCHASE SHARES

You may purchase Class C shares of the Funds in the following ways:

Regular Mail	Express/Overnight Mail
AIP Alternative Strategies Funds (specify Fund and class ) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	AIP Alternative Strategies Funds (specify Fund and class ) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note:	The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent.

Class C Shares

The offering price of a Class C share is the NAV per share with no initial sales charge.  Each Fund pays a Rule 12b-1 distribution fee of 1.00% of the average daily net assets of the Fund’s Class C shares.  If you purchase Class C shares of the Funds, you will be subject to a 1.00% CDSC if you redeem your shares within 364 days of purchase.  The CDSC does not apply to the purchase of shares from the reinvestment of dividends or capital gains distributions.

You may buy shares of the Funds by contacting the securities broker-dealer or other financial services firm who gave you this Prospectus. When you buy shares, be sure to specify whether you want Class C shares.

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Distribution and Service (Rule 12b-1) Plan

The Funds have adopted a Distribution Plan or “Rule 12b-1 Plan.” Under the plan, Class C shares pay a distribution fee of 1.00% of the average daily net assets of the class to the Funds’ Advisor to finance any activity which is principally intended to result in the sale of Class C shares.

Since a Fund’s assets are used to pay Rule 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Purchasing Class C Shares

Class C shares have no initial sales charge, but a Fund pays an aggregate distribution fee at the annual rate of 1.00% of average daily net assets.

Class C shares have a CDSC of 1.00% for any shares redeemed within 364 days of purchase, measured from the first day of the month in which the shares were purchased. The 1.00% charge will be assessed based on the lesser of cost or market value (which, for purposes of determining the CDSC, shares are considered sold on a first-in, first-out basis).

Minimum and Additional Investment Amounts

The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $10,000. The minimum for subsequent investments is $250. Shares of each Fund are offered on a continuous basis. Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement, or a note containing the name(s) on the account and the account number, to the above address.

Make all checks payable to “AIP Alternative Strategies Funds (specify Fund and class).” All purchases by check must be in U.S. dollars drawn on a U.S. financial institution.  The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  In addition to any loss sustained by the Funds, a $25.00 charge may be imposed if your check does not clear.  Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Shares are held in street name for the owners.  The Funds reserve the right to reject any purchase in whole or in part.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Please consult your financial advisor to determine if you are eligible to purchase shares of each Fund through a qualified financial intermediary account.

When Order is Processed

All shares will be purchased at the NAV per share next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund and class;
•	the dollar amount of shares to be purchased;
•	a completed purchase application or investment stub; and
•	check payable to AIP Alternative Strategies Funds.

Purchase through Brokers

You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at each Fund’s NAV , plus any sales charge, next computed after they are received by an authorized broker or the broker’s authorized designee. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Brokers are responsible for placing orders promptly with the Funds and for forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Telephone Purchase

Investors may purchase additional shares of the Fund by calling 1-877-Low-Beta (1-877-569-2382).  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Each order must be in the amount of $250 or more.  Your shares will be purchased at the NAV calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

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Purchase by Wire

To open an account or to make additional investments by wire, first call 1-877-Low-Beta (1-877-569-2382) to notify the Funds of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Ave
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit (fund name),
(your name or the title on the account)
(your account #)

Initial Investment — By wire
If you are making an initial investment in the Funds, before you wire funds the Funds’ transfer agent must have a completed account application, which is included with this Prospectus. Please contact the Funds’ transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact your within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

For Subsequent Investments — By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should be sure to notify the transfer agent at 1-877-Low-Beta (1-877-569-2382). It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Funds’ transfer agent. Your bank may charge you a fee for sending a wire to the Funds.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

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U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit: US Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:  (fund name)
  (your name or the title on the account)
  (your account #)

Automatic Investment Plan

You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in a Fund through the use of electronic funds transfers.  After making an initial investment of at least $10,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1-877-Low-Beta (1-877-569-2382) for more information about the Funds’ Automatic Investment Plan. Shareholders should notify the Funds’ transfer agent of any changes to their Automatic Investment Plan at least 5 days prior to the effective date. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (“ACH”). We are unable to debit mutual fund or “pass through” accounts.

Retirement Plans

You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-877-Low-Beta (1-877-569-2382) for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege

You may exchange your Class C shares in Alpha for Class C shares of the Beta and vice versa. You should carefully read the Prospectus of the other fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short or long term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s NAV. Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative.

Written Redemption Requests

You may redeem your shares by simply sending a written request to the Funds’ transfer agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

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Regular Mail	Express/Overnight Mail
AIP Alternative Strategies Funds (specify Fund and class) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	AIP Alternative Strategies Funds (specify Fund and class) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note: The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent.

Redeeming by Telephone

If you complete the telephone redemption option on your account application, you may redeem shares having a value of up to $100,000 by telephone. The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt.  The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Funds’ transfer agent’s records.  There is a $15 charge for each wire.  There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days.   To redeem by telephone, call 1-877-Low-Beta (1-877-569-2382).  IRA accounts are not redeemable by telephone.

If you decline the option, but wish to add it at a later time, a signature guarantee may be required.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan

If your individual account, IRA or other qualified plan account has a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic payments.  Under the plan, payments of $500 or more can be sent by check to your address of record, or can be sent by electronic funds transfer through the ACH network to your pre-determined bank account.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-877-Low-Beta (1-877-569-2382).

38

When Redemptions are Sent

Once the Funds receive your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV following receipt of your redemption request. Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption. If you purchase shares using a check, and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order

Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees

The Funds’ transfer agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required to redeem shares in the following situations:

•	if ownership is changed on your account;
•	when redemption proceeds are sent to any person, address or bank account not on record;
•	written requests to wire redemption proceeds (if not previously authorized on the account);
•	when establishing or modifying certain services on an account;
•	if a change of address request was received by the transfer agent within the last 30 days; and/or
•	for redemptions over $100,000.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantee.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% withholding.

39

Redeeming through Broker

If shares of the Funds are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $10,000, the Funds may notify you that, unless the account is brought up to at least $10,000, your account could be closed. This will not apply to any account balances that drop below $10,000 due to a decline in NAV . The Funds may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record. The Funds will not charge any redemption fee on involuntary redemptions.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds. These steps include, monitoring trading activity, using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available. These techniques may change from time to time as determined by the Funds in their sole discretion.

Effective April 11, 2008, Alpha and the Advisor have entered into an agreement with Barclays Bank PLC (“Barclays”), whereby Barclays or one of its affiliates may purchase or redeem shares of Alpha without regard to the frequency of such transactions.  The purpose for these purchase and redemption transactions by Barclays is solely to hedge its obligations under certain principal protected notes issued by Barclays that are linked to the performance of Alpha and are not intended to be an attempt to market time the Fund.  Alpha and the Advisor will monitor these transactions by Barclays, but neither party believes that these transactions should be considered abusive or inappropriate notwithstanding that the frequency of such transactions might otherwise indicate the appearance of market timing activities.

Trading Practices

Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Funds reserve the right to accept purchases and exchanges if they believe that such transactions would not be inconsistent with the best interests of Fund shareholders or this policy.

40

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time each Fund’s NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, each Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Trust’s Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor to the Funds holding such assets does not represent fair value. The Funds may also fair value a security if the Funds or the Advisor believe that the market price is stale. Other types of securities that the Funds may hold for which fair pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its NAV per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income and net capital gain in December. Distributions will be reinvested in shares of the Funds unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check into your account, at each Fund’s current NAV, and to reinvest all subsequent distributions.

41

Each Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income or qualified dividend income. A portion of the ordinary income dividends paid to you by the Funds may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income tax.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or tax payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. The Funds will reject any application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Funds’ shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

42

NOTICE OF PRIVACY POLICY &

PRACTICES

Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

  This Page is not a part of the Prospectus

  ALPHA HEDGED STRATEGIES FUND

  BETA HEDGED STRATEGIES FUND

Advisor	Alternative Investment Partners, LLC 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528
Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue, Suite 1500 Milwaukee, WI 53202

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Funds is included in the SAI. The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The SAI provides more details about the Funds’ policies and management. The SAI is available free of charge on the Funds’ website at http://www.aipfunds.com.

Annual and Semi-Annual Reports: Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-annual reports to shareholders. The Funds’ Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. These reports are available free of charge on the Funds’ website at http://www.aipfunds.com.

To obtain free copies of these documents or other information about the Funds, or to make shareholder inquires about the Funds, please call 1-877-Low-Beta (1-877-569-2382). You may also write to:

AIP Alternative Strategies Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of Fund information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0104.

Investment Company Act File No: 811-21079

ALPHA HEDGED STRATEGIES FUND
BETA HEDGED STRATEGIES FUND
Each a series of AIP Alternative Strategies Funds
No Load Shares
Class C Shares

Each an open-end, non-diversified management investment company which seeks to achieve consistent absolute returns with low or moderate correlation, respectively, to traditional financial market indices by engaging in various relative value and securities arbitrage strategies.

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus of Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (the “Funds”) dated April 30, 2008, offering No Load shares or the prospectus of the Funds dated April 30, 2008, offering Class C shares (each, a “Prospectus” and together, the “Prospectuses”), copies of which may be obtained without charge by contacting the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-877-Low-Beta.

The Funds’ financial statements for the fiscal year ended December 31, 2007, are incorporated herein by reference to the Funds’ Annual Report dated December 31, 2007.  A copy of the Annual Report may be obtained without charge by contacting the Funds’ transfer agent as shown above.

THE TRUST	1
INVESTMENT RESTRICTIONS	3
INVESTMENT OBJECTIVE AND POLICIES	4
MANAGEMENT	15
CONTROL PERSONS AND PRINCIPAL HOLDERS	20
INVESTMENT ADVISOR, SUB-ADVISOR AND PORTFOLIO RESEARCH CONSULTANT	21
PROXY VOTING POLICIES AND PROCEDURES	32
THE DISTRIBUTOR	33
ALLOCATION OF PORTFOLIO BROKERAGE	34
PORTFOLIO TURNOVER	36
FUND ADMINISTRATION	37
FUND ACCOUNTING AND TRANSFER AGENT	38
CUSTODIAN	38
DESCRIPTION OF SHARES	38
DISTRIBUTION PLAN	38
PURCHASE, REDEMPTION AND PRICING OF SHARES	40
TAX STATUS	44
ANTI-MONEY LAUNDERING PROGRAM	46
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47
LEGAL COUNSEL	47
FINANCIAL STATEMENTS	47

THE TRUST

AIP Alternative Strategies Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on April 12, 2002.  The Trust currently offers two series of shares to investors, Alpha Hedged Strategies Fund (“Alpha” or “Alpha Fund”) (formerly known as the Alpha Strategies I Fund) and Beta Hedged Strategies Fund (“Beta” or “Beta Fund”) (together, the “Funds”).  Each Fund is classified as a non-diversified series of the Trust and has its own investment objective and policies. The Funds are set up in a fund-of-funds structure whereby each Fund invests all of its investable assets in one or more affiliated portfolios.  The Trust may start another series and offer shares of a new fund under the Trust at any time.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share (the “Shares”).  Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Board of Trustees shall promptly call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Shareholders may purchase shares of each Fund through separate classes.  The Funds offer their shares in two classes:  the No Load shares and the Class C shares.  Each class is offered under a separate prospectus.  In April 2006, the Funds redesignated their existing shares as No Load shares and introduced Class C shares.  The Class C shares commenced operations on August 1, 2006.  The various classes provide for variations in distribution costs, voting rights and dividends.  To the extent permitted under the 1940 Act, the Funds may also provide for variations in other costs among the classes.  Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected.  In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund.  Expenses attributable to any Fund are borne by that Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees in such manner as it allocates such expenses on the basis of relative net assets or number of shareholders.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of each Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of that Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders.

Fund of Funds Structure

Each Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in a number of affiliated mutual funds (the “Underlying Funds”).  Each Underlying Fund invests its assets pursuant to a different investment objective and a different investment style.  The Advisor may select from several affiliated mutual funds based upon changing markets and risk/return characteristics.  In addition to its own expenses, each Fund bears a pro rata portion of the expenses of the Underlying Funds in which it invests.  The expenses in the Underlying Funds will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Fund’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

In lieu of investing directly, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all or a portion of its investable assets in an investment company having substantially the same investment objective and policies as that Fund.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Funds.  In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Funds who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Funds’ current operational structure.  No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Funds, except that the assets of the Funds may be managed as part of a larger pool of assets. If each Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers.  The Funds would otherwise continue their normal operation.  The Board would retain the right to withdraw each Fund’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so; the Funds would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

The Board of Trustees has authorized this fundamental investment policy to facilitate a conversion to a Master/Feeder Fund Structure in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds’ shareholders.  If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure.  Further, the Prospectuses and Statement of Additional Information would be amended to reflect the implementation of the Funds’ conversion and its shareholders would be notified.  The Funds are not currently operating in this structure.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Funds as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Funds.  As used in this SAI and in each Prospectus, the term “majority of the outstanding shares of the Fund” means the vote of whichever is less:

(1)	67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy; or

(2)	more than 50% of a Fund’s outstanding shares.

These fundamental investment restrictions provide that:

(1)	A Fund may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(2)	A Fund may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3)
A Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that a Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
A Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.  For purposes of complying with this restriction, each Fund will look through to the securities of the Underlying Funds.

(5)
A Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent a Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(6)	A Fund will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectuses.

(7)
A Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectuses and Statement of Additional Information.

(8)	A Fund may not purchase or sell commodities or commodity contracts.

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Funds without obtaining shareholder approval.  These non-fundamental investment restrictions provide that:

(1)
A Fund may not invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

(2)
A Fund may not sell short securities having a total market value in excess of 100% of the value of the net assets of a Fund, and the value of the securities of any one issuer in which a Fund is short may not exceed the lesser of: (x) 10% of the value of a Fund’s net assets or (y) 10% of the securities of any class of any issuer.

(3)
A Fund may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of a Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(4)	A Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation.  However, if at any time borrowings exceed 33 1/3% of total assets, a Fund must reduce its borrowings within three business days thereafter.  The Funds may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

INVESTMENT OBJECTIVE AND POLICIES

Alpha’s investment objective is to achieve consistent absolute returns with low correlation to traditional financial market indices.  Beta’s investment objective is to achieve consistent absolute returns with moderate correlation to traditional financial market indices.  There is no assurance that either Fund will achieve its objective.

A more detailed discussion of some of the investment strategies and policies described in the Prospectuses (see “Investment Objective, Principal Investment Strategies, Policies and Principal Risks”) appears below:

Merger Arbitrage

Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition.  The size of the discount, or spread, and whether the potential reward justifies the potential risk are functions of numerous factors affecting the riskiness and timing of the acquisition.  Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Alternative Investment Partners, LLC (the “Advisor”) to have a substantial probability of success.  The expected timing of each transaction is also extremely important since the length of time that a Fund’s capital must be committed to any given reorganization will affect the rate of return realized by such Fund, and delays can substantially reduce such returns.  See “Portfolio Turnover.”

Trading to seek short-term capital appreciation can be expected to cause a Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by a Fund and ultimately by its investors.  See “Allocation of Portfolio Brokerage” and “Portfolio Turnover.”  Certain investments of a Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with a Fund’s overall investment strategy, which may be considered speculative.

Special Risks of Over-the-Counter Options Transactions

As part of its portfolio strategy, the Funds may engage in transactions in options that are traded over-the-counter (“OTC transactions”).  OTC transactions differ from exchange-traded transactions in several respects.  OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Advisor and verified in appropriate cases.

As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience a loss.  An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt.  Any such cancellation, if agreed to, may require a Fund to pay a premium to that dealer.  In those cases in which a Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted.  In such cases, a Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

It is each Fund’s intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Funds, although there is no assurance that a dealer will voluntarily agree to terminate the transaction.  There is also no assurance that a Fund will be able to liquidate an OTC transaction at any time prior to expiration.  OTC transactions for which there is no adequate secondary market will be considered illiquid.

Additional Information on Investment Securities

Each Underlying Fund may invest in the following types of securities including those discussed in the Prospectuses:

EQUITY SECURITIES: Each Fund will invest in equity securities consistent with the Fund’s investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Please see “Preferred Stock” below.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Convertible Securities” below.

To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

PREFERRED STOCK:  Each Fund may invest in preferred stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer dissolve.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

CONVERTIBLE SECURITIES:  Each Fund may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

INVESTMENT COMPANY SECURITIES: Each Fund may invest up to 100% of its assets in shares of affiliated investment companies. A Fund may also invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, each Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

A Fund’s investment in other investment companies may consist of shares of Exchange-Traded Funds (“ETFs”).  ETFs are securities whose value tracks a well-known securities index or basket of securities.  A Fund’s investments in ETFs are subject to its limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

COMMERCIAL PAPER:  Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations.  A Fund will only invest in commercial paper rated A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor’s or Aa or better by Moody’s.  Certain notes may have floating or variable rates.  Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund’s policy with respect to illiquid investments unless, in the judgment of the Advisor, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s.  Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer’s parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.  These factors are all considered in determining whether the commercial paper is rated Prime-1.  Issuers of commercial paper rated A (highest quality) by Standard & Poor’s have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.  The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1.

REPURCHASE AGREEMENTS:  Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security.  A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security.  A Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

WARRANTS:  A Fund may invest a portion of its assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

INITIAL PUBLIC OFFERINGS:  A Fund may purchase shares in initial public offerings (IPOs).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

FOREIGN SECURITIES:  Subject to each Fund’s investment policies and quality standards, a Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

Because the Funds may invest in foreign securities, an investment in a Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.  Settlement practices may include delays and may differ from those customary in United States markets.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.  Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States.  These differences could negatively impact foreign securities in which a Fund invests.

WRITING COVERED CALL OPTIONS:  A Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased.  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date).  A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period.

When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written.  Alternatively, a Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices.  In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund.  The principal reason for a Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

There is no assurance that a closing transaction can be effected at a favorable price.  During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

WRITING COVERED PUT OPTIONS: A Fund may write covered put options on equity securities to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased.  A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period.  The operation of put options in other respects is substantially identical to that of call options.

When writing put options on securities, a Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices.  In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

OPTIONS TRANSACTIONS:  A Fund may write both covered and uncovered options.  Option transactions in which a Fund may engage involve the specific risks described above as well as the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and the securities being hedged;

•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.  The success of a Fund in using the option strategies described above depends, among other things, on the Advisor’s ability to predict the direction and volatility of price movements in the options and securities markets and the Advisor’s ability to select the proper time, type and duration of the options.

By writing call options, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.  A Fund may also seek to earn additional income through receipt of premiums by writing covered put options.  The risk involved in writing such options is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to a Fund at a higher price than its then current market value.

A Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities.  The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market.  In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid.  A Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium.  If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy.  A Fund’s ability to establish and close out options positions will be subject to the existence of a liquid secondary market.  Although a Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid.  In addition, a Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received.  When a Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

CREDIT DERIVATIVES: A Fund may enter into credit default swaps, as a buyer or a seller.  The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation.  If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased.  However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default.  If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  Credit default swaps involve different risks than if a Fund invests in the underlying directly.

BORROWING:  A Fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

A Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.

ILLIQUID SECURITIES:  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).  Illiquid securities include securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  A Fund will not knowingly invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

RESTRICTED SECURITIES: A Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

SHORT SALES:  A Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments.  For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company’s common stock and/or other securities to be received may be sold short.  The Advisor will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated.  The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion.  However, should the acquisition be called off or otherwise not completed, a Fund may realize losses on both its long position in the target company’s shares and its short position in the acquirer’s securities.  At all times when a Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

INVESTMENT IN PRIVATELY NEGOTIATED OPTIONS: A Fund may also invest in privately negotiated option contracts (each a “Private Option”). Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options. Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the asset or basket of securities comprising the reference portfolio that determines the value of the Private Option.

Private Options will generally have a term ranging from 12 to 60 months. A Fund may buy Private Options that will be based on an asset or a basket of securities (the “Basket”) selected by the Advisor in accord with a Fund’s Investment Objective and approved by the counterparty (the “Counterparty”). The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, limited partnership interests (including so-called “hedge funds”) and shares of registered investment companies. During the term of a Private Option, the Advisor expects to have a limited right to modify the notional amount of the Private Option and the assets that comprise the Basket.

As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the “Premium”) paid for the Private Option. The Private Option will be structured so that it allows a Fund to benefit from an increase in the value of the Basket without owning the assets that comprise the Basket. Upon a decline in the value of the Basket, a Fund may lose all or a portion of the Premium paid for the Private Option. A Fund’s gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Fund. At no time will a Fund or its shareholders be exposed to a risk of loss in excess of the Premium.

Upon the termination or expiration of a Private Option, a Fund will be entitled to receive from the Counterparty a cash payment (the “Settlement Price”), which is based on the change in value of the Basket serving as a benchmark for that Private Option. In no event will a Fund have the right to acquire the assets that comprise the Basket. The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option. The Settlement Price will typically be payable to a Fund within a specified number of business days after termination or expiration of the Private Option. Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by a Fund at any time will be treated as an illiquid asset.

The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity. If the Basket does not sufficiently increase in value prior to termination or expiration, a Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience in the field of alternative investments. Each Counterparty will be one determined by the Advisor to be creditworthy and approved by the Board, including a majority of the Independent Directors. Neither the Advisor nor the Funds will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty’s ability to perform under each Private Option. Likewise, neither the Advisor nor the Funds will have any claim on securities or other property, if any, which may be purchased by the Counterparty in connection with the Private Option. Should the Counterparty be unable to perform its obligations under a Private Option, then the Company could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.

The following examples are intended to illustrate the basic structure and the gain or loss that a Fund might realize on Private Options. Certain details of a typical Private Option have been simplified for purposes of these examples.

Example A - Hypothetical Gain

The Advisor decides to acquire an interest in the increase (or decrease) in the value of securities that reflect a Fund’s investment objective (the “Securities”). On behalf of a Fund, the Advisor purchases a Private Option from a Counterparty using a Basket established under the Private Option that is comprised of the Securities. For example, a Fund may choose a notional amount of $150,000 and pay to the Counterparty a $50,000 up-front premium for the Private Option with the Fund entitled to any increase in value of the Basket in excess of $150,000. The Counterparty may or may not decide to purchase the notional value, $150,000, of the Securities that comprise the Basket in order to hedge its obligations under the Private Option. The Private Option is terminated after one year, at which time the value of the Index has increased to $180,000 and a Fund has paid $5,000 in fees and interest-equivalent payments. The Settlement Price would be calculated as $180,000 (the current notional amount), less $100,000 in economic leverage, and a Fund would have a net gain of $25,000 ($180,000 less $100,000 less $50,000 less $5,000).

Example B - Hypothetical Loss

The Advisor purchases a Private Option under the terms described above.  However, upon termination of the Private Option the value of the Basket has declined to $120,000. The Settlement Price would be calculated as $120,000, less $100,000 in economic leverage, and a Fund would have a net loss of $35,000 ($120,000 less $100,000 less $50,000 less $5,000).

EQUITY SWAP AGREEMENTS: A Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.

Forms of swap agreements include:

(1)	equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap”;

(2)	equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and

(3)	equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.  Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.  A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 10% of the Fund’s net assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Advisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines.  Certain restrictions imposed on a Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY INVESTMENTS: A Fund may adopt temporary defensive positions by investing up to 100% of its net assets in positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, a Fund may invest temporarily a substantial portion of its assets in:

▪	cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

▪
commercial paper rated A-1 by S&P or Prime-1 by Moody’s.  In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; obligations of the U.S. government or its agencies or instrumentalities; and

▪	repurchase agreements;

To the extent a Fund invests in these temporary investments, the Fund may not reach its investment objective.

MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Amended and Restated Declaration of Trust of the Trust (“Declaration of Trust”), which has been filed with the Securities and Exchange Commission and is available upon request.  The Board of Trustees consists of five individuals, four of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Advisor (“Independent Trustees”).  Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer.  The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses that, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust’s purposes.  The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.  Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

Independent Trustees

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee
Joseph E. Breslin (54) 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528	Trustee and Chairman	Indefinite Term since 2004	Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to Present), Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007); Independent Consultant, Independence Community Bank (May 2003 to January 2005).	18	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 – Present (9 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 – Present (9 portfolios).
Robert Anderson (67) 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528	Trustee	Indefinite Term since 2002	Senior Vice President and Chief Compliance Officer, Aquila Management Corp. (and Aquila Group of Funds) since 1998.	18	None
Joy Montgomery Rocklin (58) 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528	Trustee	Indefinite Term since 2002	Vice President, JES Promotions, an advertising specialty firm (2002 to Present); Retired (2000 – 2002). President, Money Marketing Initiatives, a bank and mutual fund consulting firm (1998-2000).	18	None
Thomas Mann (58) 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528	Trustee	Indefinite Term since 2002	Managing Director and Group Head Financial Institutions Group, Société Générale Banking, Investments, Capital Markets, (1994 to Present).	18	None

Interested Trustee

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee
Stephen G. Bondi (50) 800 Third Avenue, 22nd Floor New York, NY 10022	Interested Trustee*, Treasurer and Chief Financial Officer	Indefinite Term since 2004	Chief Financial Officer and Executive Vice President of Asset Alliance Corporation (an investment holding company) and certain related entities (2000- present).	18	None
*	Mr. Bondi is an “interested” Trustee because of his affiliation with Asset Alliance Corporation, which owns a controlling interest in the Advisor.
**
The term “fund complex” refers to the Trust and the Underlying Funds Trust, which hold themselves out as related for investment purposes.  The Trust consists of two funds and the Underlying Funds currently consist of sixteen funds.

Officers

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
Lee Schultheis (52) 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528	President, Chief Executive Officer, Chief Investment Officer	Indefinite Term since 2004	Chief Executive Officer of the Advisor (2004 - Present); Managing Member and Chief Investment Officer of the Advisor (2002 to Present).

Stephen G. Bondi (50) 800 Third Avenue, 22nd Floor New York, NY 10022	Treasurer and Chief Financial Officer	Indefinite Term since 2004	Chief Financial Officer and Executive Vice President of Asset Alliance Corporation (an investment holding company) and certain related entities (2000 - present).

Kristina Labermeier (28) 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528	Secretary and Chief Compliance Officer	Indefinite Term since 2005	Chief Compliance Officer of the Advisor (April 2005 to Present); Compliance Officer of U.S. Bancorp Fund Services, LLC (2002 to 2005).

Board Committees

Audit Committee

The members of the Audit Committee of the Board of Trustees are Mr. Breslin, Mr. Anderson, Mr. Mann and Ms. Montgomery Rocklin, each an Independent Trustee.  Mr. Anderson is the chairperson of the Audit Committee. The Audit Committee oversees the Funds’ financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent registered public accountants and plans to meet at least once annually.  The Audit Committee met four times during the last fiscal year.

Nominating Committee

The members of the Nominating Committee of the Board of Trustees are all Independent Trustees and are Mr. Breslin, Ms. Montgomery Rocklin, Mr. Mann and Mr. Anderson.  Ms. Montgomery Rocklin is the chairperson of the Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is from time to time considered necessary or appropriate.  The Nominating Committee does not accept shareholder nominations for candidates for the Board.  The Nominating Committee did not meet during the last fiscal year.

Valuation Committee

The members of the Valuation Committee of the Board of Trustees are Mr. Breslin, Mr. Mann, Ms. Montgomery Rocklin and Mr. Anderson, each an Independent Trustee, and Mr. Schultheis and Ms. Labermeier, each of the Advisor.  Mr. Anderson is the chairperson of the Valuation Committee.  The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors.  The Valuation Committee did not meet during the last fiscal year.

Qualified Legal Compliance Committee

The members of the Qualified Legal Compliance Committee (“QLCC”) of the Board of Trustees are Mr. Breslin, Mr. Mann, Ms. Montgomery Rocklin and Mr. Anderson, each an Independent Trustee.  The Qualified Legal Compliance Committee is responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the issuer attorneys).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC did not meet during the past fiscal year.

Compensation

Each Trustee who is not affiliated with the Trust, Underlying Funds Trust or the Advisor received an annual retainer in the amount of $12,000 per year and received a fee of $2,000 per regular or special meeting attended, as well as reimbursement for any reasonable expenses incurred attending the meetings.  “Interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.  Effective January 1, 2008, the Trustees’ annual retainer was increased to $20,000 and the Trustees’ fee was increased to $2,500 per regular or special meeting attended.

The table below details the amount of compensation the Trustees received for the fiscal year ended December 31, 2007.  Currently, the Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate Compensation from the Trust (1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Stephen Bondi	$0	$0	$0	$0
Joseph Breslin	$15,516	$0	$0	$26,000
Robert Anderson	$15,516	$0	$0	$26,000
Joy Montgomery Rocklin	$15,516	$0	$0	$26,000
Thomas Mann	$15,516	$0	$0	$26,000
[1]	Trustee compensation is not a direct expense of the Trust because it is paid by the Advisor form the operating services fee it collects from the Trust.
2.
Fund Complex includes the Trust, consisting of two funds, and the Underlying Funds Trust, consisting of sixteen funds.  The Trustees received in aggregate $104,000 in total compensation from the operating services fees paid by the Fund Complex to the Advisor for fiscal year 2007.

Management Ownership

As of April 1, 2008, the officers and Trustees, as a group, owned less than 1% of each Fund’s outstanding shares, respectively.  The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds as of December 31, 2007:

Name of Person/Position	Dollar Range of Equity Securities owned of Alpha	Dollar Range of Equity Securities owned of Beta	Aggregate Dollar Range of Equity Securities Beneficially Owned in Fund Complex*
Stephen Bondi	$0	$0	$0
Joseph Breslin	$10,001 - $50,000	$0	$10,001 - $50,000
Robert Anderson	$50,001 - $100,000	$0	$50,001 - $100,000
Joy Montgomery Rocklin	$50,001 - $100,000	$0	$50,001 - $100,000
Thomas Mann	$50,001 - $100,000	$0	$50,001 - $100,000
*  The Fund Complex includes each series of the AIP Alternative Strategies Funds Trust and Underlying Funds Trust.

As of December 31, 2007, neither the Independent Trustees nor members of their immediate family owned securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or an affiliate of the Advisor or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Funds’ principal underwriter or any affiliate thereof was a party.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  As of April 1, 2008, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Alpha Hedged Strategies Fund, No Load shares

Name and Address	Number of Shares	% Ownership	Type of Ownership
Charles Schwab 101 Montgomery Street San Francisco, CA 94104-4151	23,405,854.12	40.75%	Record

National Financial Services 200 Liberty Street New York, NY 10281-1003	10,392,057.51	18.09%	Record

TD Ameritrade Inc. 4211 South 102nd Street Omaha, NE 68127-1123	5,185,341.00	9.03%	Record

Alpha Hedged Strategies Fund, Class C shares

Name and Address	Number of Shares	% Ownership	Type of Ownership
Morgan Keegan & Co., Inc. 50 North Front Street Memphis, TN 38103-2126	269,864.66	8.34%	Record

Pershing P.O. Box 2052 Jersey City, NJ 07303-2052	213,149.13	6.58%	Record

Beta Hedged Strategies Fund, No Load shares

Name and Address	Number of Shares	% Ownership	Type of Ownership
Charles Schwab 101 Montgomery Street San Francisco, CA 94104-4151	545,363.55	23.73%	Record

National Financial Services 200 Liberty Street New York, NY 10281-1003	1,012,001.51	46.42%	Record

Beta Hedged Strategies Fund, Class C shares

Name and Address	Number of Shares	% Ownership	Type of Ownership
Pershing P.O. Box 2052 Jersey City, NJ 07303-2052	16,791.16	14.10%	Record

Morgan Keegan & Co., Inc. 50 North Front Street Memphis, TN 38103-2126	16,068.32	13.50%	Record

INVESTMENT ADVISOR, SUB-ADVISORS AND PORTFOLIO RESEARCH CONSULTANT

Investment Advisor, Advisory Agreement and Services Agreement

Alternative Investment Partners, LLC, 600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528, the Funds’ Investment Advisor (the “Advisor”), is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended.  Lee W. Schultheis is the Chief Executive Officer, Chief Investment Officer and Managing Member of the Advisor.  The Advisor is owned jointly by Mr. Schultheis and Asset Alliance Corporation, 800 Third Avenue, 22nd Floor, New York, NY 10022 (“Asset Alliance”).  Mr. Schultheis and Asset Alliance each own a controlling interest (as defined in the 1940 Act) in the Advisor.  Asset Alliance is also affiliated with the Portfolio Research Consultant used by the Advisor to assist in selecting Sub-Advisors.  Asset Alliance is a Delaware corporation established on February 1, 1996, as a multi-faceted investment management firm, specializing in alternative investment management – specifically hedge funds and hedge fund products.  As of February 29, 2008, Asset Alliance and its affiliated managers managed approximately $3.5 billion through various alternative investment products.  Through its wholly owned subsidiary, Asset Alliance Advisors, Inc., a Delaware corporation established in 1997 (“Asset Alliance Advisors”), Asset Alliance manages investment products for high net worth and institutional investors, and provides advisory services to organizations worldwide.  Asset Alliance Advisors is registered with the U.S. Securities and Exchange Commission as a registered investment advisor under the Investment Advisers Act of 1940, as amended, and is registered with the U.S. Commodity Futures Commission and the National Futures Association as a commodity pool operator and a commodity trading advisor.

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Advisor, the Advisor:

(1)
manages the investment operations of the Funds and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with each Fund’s investment objective,

(2)	provides all statistical, economic and financial information reasonably required by the Funds and reasonably available to the Advisor,

(3)	provides the Custodian of the Funds’ securities on each business day with a list of trades for that day, and

(4)	provides persons satisfactory to the Trust’s Board of Trustees to act as officers and employees of the Trust.

Under the terms of the Operating Services Agreement (the “Services Agreement”) between the Trust and the Advisor, the Advisor pays the following Fund expenses, including, without limitation:

(1)	the costs incurred in connection with registration and maintenance of its registration under the Securities Act, the 1940 Act, and state securities laws and regulations,
(2)	preparation of and printing and mailing reports, notices and prospectuses to current shareholders,
(3)	transfer taxes on the sales of the Funds’ shares
(4)	custodial, shareholder transfer charges and fees of the Funds’ distributor,
(5)	legal (excluding litigation to which the Funds may be a party), auditing and accounting expenses,
(6)	expenses of servicing shareholder accounts,
(7)	insurance expenses for fidelity and other coverage,
(8)	fees and expenses of Trustees who are not “interested persons” within the meaning of the 1940 Act, and
(9)	expenses of Trustee and shareholder meetings.

The Funds are also liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be a party.  The Funds have an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Pursuant to the Services Agreement, the Funds pay the Advisor an operating services fee, payable monthly, for the performance of services at an annual rate of 0.74% of the average daily net assets of each Fund.  The Advisor receives 0.25% of the average daily net assets of each Fund’s No Load Class for services performed under the Shareholder Servicing Agreement.  These shareholder services may be performed by the Advisor directly or by others on behalf of the Advisor, and may include, among other things, assisting shareholders in processing their purchase, exchange, or redemption requests, processing dividend and distribution payments, or other administrative overhead associated with servicing the Funds’ shareholders.  The Advisor receives 1.00% of the average daily net assets of the Class C shares of each Fund for services performed under the Distribution Plan, as discussed in this SAI.  The operating services fee and the shareholder servicing fee (No Load shares) or distribution fee (Class C shares) will be accrued daily for the purpose of determining the offering and redemption price of the Funds’ shares.

The Funds incur, indirectly, expenses through their investment in the Underlying Funds Trust.  The Advisor receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 2.50% of the average daily net assets of the Underlying Funds.  The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Underlying Funds’ shares.  Additionally, the Advisor and the Underlying Funds Trust, on behalf of the Underlying Funds have entered into an operating services agreement, under which each Underlying Fund pays the Advisor 0.50% of such fund’s average daily net assets.

The combined effect of the Advisory Agreement, Operating Services Agreement, Shareholder Servicing Agreement (No Load shares) or Distribution Plan (Class C shares) (and the investment advisory agreement and operating services agreement between the Advisor and the Underlying Funds Trust) is to place a cap or ceiling on the Funds’ ordinary annual operating expenses at 3.99% for No Load shares and 4.74% for Class C shares of the average daily net assets of each Fund, excepting brokerage commissions and portfolio trading transfer tax, interest on Fund borrowing, dividends paid on short sales, taxes, litigation and other extraordinary expenses.

The following table presents the fees paid to the Advisor by each of the Funds for both No Load and Class C Shares over the specified periods:

Alpha	Year Ended December 31, 2007	Period from August 1, 2006 through December 31, 2006 (1)	Year Ended July 31, 2006	Year Ended July 31, 2005
Advisory Agreement	$0	$0	$2,906,418	$1,511,398
Services Agreement	$3,684,448	$830,087	$1,857,693	$749,654
Shareholder Servicing Agreement (No Load Shares only)	$1,194,948	$278,981	$431,219	$151,140
Distribution Plan (Class C Shares only)	$199,192	$5,819	N/A	N/A

Beta	Year Ended December 31, 2007	Period from August 1 2006 through December 31, 2006. (1)	Period from April 28, 2006 through July 31, 2006
Advisory Agreement	$0	$0	$0
Services Agreement	$109,986	$16,980	$5,906
Shareholder Servicing Agreement (No Load Shares only)	$35,682	$5,716	$1,995
Distribution Plan (Class C Shares only)	$5,902	$84	N/A
(1)	In 2006, the Fund changed its fiscal year end from July 31 to December 31.

The Advisory Agreement and Services Agreement will each continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Trust’s Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Funds.  The Advisory Agreement and Services Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trust’s Board of Trustees or by the Advisor, or by holders of a majority of the Funds’ outstanding shares.  The Advisory Agreement and Services Agreement shall terminate automatically in the event of its assignment.

Portfolio Research Consultant

The Advisor has decided to retain the services of a research consultant to aid with the selection of sub-advisors to the Underlying Funds.  Trust Advisors, LLC (the “Portfolio Research Consultant”), an investment advisor registered with the Securities and Exchange Commission, located at 501 Kings Highway East, Suite 304, Fairfield, CT 06825, will provide the Advisor with background information and other such research on Sub-Advisors and prospective sub-advisors.  The Advisor utilizes the services of the Portfolio Research Consultant to conduct a comprehensive review of each Sub-Advisor, its investment process and organization.  The Portfolio Research Consultant shall provide the Advisor with research on a wide range of factors on each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors and assets under management and number of clients.  The Advisor and/or Portfolio Research Consultant will conduct interviews of each Sub-Advisors’ personnel as well as interviews with third party references and industry sources.  The Advisor will allocate the assets of each Underlying Fund among the Sub-Advisors based on the research conducted by the Portfolio Research Consultant.  The Advisor and Portfolio Research Consultant are affiliated entities and the fees payable with respect to the services provided by the Portfolio Research Consultant are paid by the Advisor.   The Portfolio Research Consultant received the following amounts from the Advisor on behalf of the Funds for the fiscal year ended December 31, 2007, the fiscal period ended December 31, 2006 and the fiscal year ended July 31, 2006.

Alpha Hedged Strategies Fund

Fiscal Year Ended December 31, 2007	Fiscal Period Ended December 31, 2006 (1)	Fiscal Year Ended July 31, 2006
$1,149,515	$272,733	$406,164

Beta Hedged Strategies Fund

Fiscal Year Ended December 31, 2007	Fiscal Period Ended December 31, 2006 (1)	Fiscal Year Ended July 31, 2006(2)
$32,302	$4,577	$1,008
(1)	Represents fees paid for period August 1, 2006 through December 31, 2006.
(2)	Represents fees paid for period April 28, 2006 through July 31, 2006.

Sub-Advisors

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.   The Advisor pays the Sub-Advisors an annual fee out of its advisory fee based on the average daily net assets of the Fund allocated to, and managed, by each Sub-Advisor.   The Trust currently engages the following Sub-Advisors to conduct the investment programs of the Underlying Funds pursuant to separate sub-advisory agreements with the Advisor (“Sub-Advisory Agreements”):

Alpha Equity Management, LLC

The Advisor has entered into a sub-advisory agreement with Alpha Equity Management LLC (“Alpha Equity”), to manage a portion of the Long/Short Equity – REIT – 1 Portfolio and Long/Short Equity – International – 1 Portfolio.  Alpha Equity is located at Alpha Equity Management LLC, 90 State House Square, Suite 1100, Hartford, CT 06103, and is a registered investment advisor.  Alpha Equity provides investment advice and portfolio management services to institutional managed accounts, pooled investment vehicles and investment companies.  As of February 29, 2008, Alpha Equity managed approximately $222 million in assets.

AlphaStream Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with AlphaStream Capital Management, LLC (“AlphaStream”), to manage a portion of the Long/Short Equity – Momentum – 1 Portfolio. AlphaStream is located at 220 Montgomery Street, Suite 946, San Francisco, CA 94104, and is a registered investment advisor. AlphaStream provides investment advice and portfolio management services to investment companies, pooled investment vehicles and other corporate entities.  As of February 29, 2008, AlphaStream managed approximately $31 million in assets.

Castle Peak Asset Management, LLC

The Advisor has entered into a sub-advisory agreement with Castle Peak Asset Management, LLC (“Castle Peak”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Castle Peak is located at 575 Market Street, Suite 1825, San Francisco, CA 94105, and is a registered investment advisor. Castle Peak provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Castle Peak managed approximately $38 million in assets.

Concise Capital Management, LP

The Advisor has entered into a sub-advisory agreement with Concise Capital Management, LP (“Concise”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio. Concise is located at 3211 Ponce de Leon Blvd., Suite 207, Coral Gables, FL 33134, and is a registered investment advisor. Concise provides investment advice and portfolio management services to high net worth individuals, investment companies, and other pooled investment vehicles.  As of February 29, 2008, Concise managed approximately $35 million in assets.

Deltec Asset Management, LLC

The Advisor has entered into a sub-advisory agreement with Deltec Asset Management, LLC (“Deltec”), to manage a portion of the Global Hedged Income – 1 Portfolio. Deltec is located at 645 Fifth Avenue, New York, NY 10022, and is a registered investment advisor.  Deltec provides investment advice and portfolio management services to individuals, including high net worth individuals, investment companies, collateralized bond obligations, pension and profit-sharing plans, charitable organizations, pooled investment vehicles and other corporate entities.  As of February 29, 2008, Deltec managed over $1 billion in assets.

Duncan-Hurst Capital Management, L.P.

The Advisor has entered into a sub-advisory agreement with Duncan-Hurst Capital Management, L.P. (“Duncan-Hurst”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Duncan-Hurst is located at 4365 Executive Drive, Suite 1520, San Diego, CA 92121, and is a registered investment advisor. Duncan-Hurst provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans and other pooled investment vehicles.  As of February 29, 2008, Duncan-Hurst managed approximately $104 million in assets.

FrontFour Capital Group, LLC

The Advisor has entered into a sub-advisory agreement with FrontFour Capital Group, LLC (“FrontFour”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio. FrontFour is located at 230 Park Avenue, Suite 714, New York, NY 10169, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, FrontFour managed approximately $75 million in assets.

GAMCO Asset Management, Inc.

The Advisor has entered into a sub-advisory agreement with GAMCO Asset Management, Inc. (“GAMCO”), to manage a portion of the Merger Arbitrage – 1 Portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor. GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.  As of February 29, 2008 GAMCO and its affiliates managed approximately $31.6 billion in assets.

Goldberg Advisers, LLC

The Advisor has entered into a sub-advisory agreement with Goldberg Advisers, LLC (“Goldberg”), to manage a portion of the Energy and Natural Resources – 1 Portfolio. Goldberg is located at 44 Montgomery Street, Suite 2100, San Francisco, CA 94104, and is a registered investment advisor.  Goldberg provides investment advice and portfolio management services to individually managed accounts, investment companies, pooled investment vehicles, and other institutional clients.  As of February 29, 2008, Goldberg managed approximately $25 million in assets.

Graybeard Capital, LLC

The Advisor has entered into a sub-advisory agreement with Graybeard Capital, LLC (“Graybeard”), to manage a portion of the Equity Options Overlay – 1 Portfolio. Graybeard is located at 1211 Orange Avenue, Suite 102, Winter Park, FL 32789, and is a registered investment advisor. Graybeard provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, and other pooled investment pooled vehicles.  As of February 29, 2008, Graybeard managed approximately $37 million in assets.

Hovan Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Hovan Capital Management, LLC (“Hovan”), to manage a portion of the Long/Short Equity – Healthcare/Biotech – 1 Portfolio. Hovan is located at 81 Beach Road, Belvedere, CA, 94920, and is a registered investment advisor. Hovan provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.  As of February 29, 2008, Hovan managed approximately $50 million in assets.

KDC Investment Management, LP

The Advisor has entered into a sub-advisory agreement with KDC Investment Management, LP (“KDC”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio. KDC is located at 900 Third Avenue, Suite 1000, New York, NY 10022, and is a registered investment advisor. KDC provides investment advice and portfolio management services to investment companies, other pooled investment vehicles, and institutional managed accounts.  As of February 29, 2008, KDC managed approximately $103 million in assets.

Nicholas Investment Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”), to manage a portion of the Arbitrage – 1 Portfolio (Convertible Bond). Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.  As of February 29, 2008, Nicholas managed approximately $233 million in assets.

Opportunity Research Group, LLC

The Advisor has entered into a sub-advisory agreement with Opportunity Research Group, LLC (“Opportunity Research”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio.  Opportunity Research is located at 11111 Santa Monica Boulevard, Suite 1450, Los Angeles, CA 90025, and is a registered investment advisor.  Opportunity Research provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Opportunity Research managed approximately $34 million in assets.

Osage Energy Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Osage Energy Partners, L.P. (“Osage”), to manage a portion of the Energy and Natural Resources – 1 Portfolio. Osage is located at 25227 Grogans Mill Road, Suite 125, The Woodlands, TX 77380, and is a registered investment advisor.  Osage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pooled investment vehicles and other corporate entities.  As of February 29, 2008, Osage managed approximately $41 million in assets.

Pacificor, LLC

The Advisor has entered into a sub-advisory agreement with Pacificor, LLC (“Pacificor”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio.  Pacificor is located at 740 State Street, Suite 202, Santa Barbara, CA 93101, and is a registered investment advisor.  Pacificor provides investment advice and portfolio management services to investment companies, pension and profit-sharing plans, pooled investment vehicles, charitable organizations and other corporate entities.  As of February 29, 2008, Pacificor managed approximately $495 million in assets.

Quattro Global Capital, LLC

The Advisor has entered into a sub-advisory agreement with Quattro Global Capital, LLC (“Quattro”), to manage a portion of the Distressed Securities & Special Situations – 1 Portfolio.  Quattro is located at 546 Fifth Avenue, 19th Floor, New York, NY 10036, and is a registered investment advisor.  Quattro provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Quattro managed approximately $796 million in assets.

Sage Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Sage Capital Management, LLC (“Sage”), to manage a portion of the Arbitrage – 1 Portfolio (Convertible Bond). Sage is located at 665 South Orange Avenue, Suite 1A, Sarasota, FL 34236, and is a registered investment advisor. Sage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, other pooled investment vehicles and pension and profit-sharing plans. As of February 29, 2008, Sage managed approximately $153 million in assets.

Seagate Global Advisors, LLC

The Advisor has entered into a sub-advisory agreement with Seagate Global Advisors, LLC (“Seagate”), to manage a portion of the Global Hedged Income – 1 Portfolio.  Seagate is located at 119 W. Torrance Boulevard, Suite 2, Redondo Beach, CA 90277, and is a registered investment advisor.  Seagate provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Seagate managed approximately $570 million in assets.

Simran Capital Management, LLC

The Advisor has entered into a sub-advisory agreement with Simran Capital Management, LLC (“Simran”), to manage a portion of the Deep Value Hedged Income – 1 Portfolio. Simran is located at 161 North Clark Street, 47th Floor, Chicago, IL 60601, and is a registered investment advisor. Simran provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Simran managed approximately $102 million in assets.

Smith Breeden Associates, Inc.

The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Arbitrage – 2 Portfolio (Fixed Income).  Smith Breeden is located at 100 Europa Drive, Suite 200, Chapel Hill, NC 27517, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities, foundations and insurance funds. As of February 29, 2008, Smith Breeden managed approximately $29.3 billion in assets.

Starboard Capital Partners, L.P.

The Advisor has entered into a sub-advisory agreement with Starboard Capital Partners, L.P. (“Starboard”), to manage a portion of the Equity Options Overlay – 1 Portfolio. Starboard is located at 3000 Weslayan, Suite 385, Houston TX 77027, and is a registered investment advisor. Starboard provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.  As of February 29, 2008, Starboard managed approximately $50 million in assets.

Sunnymeath Asset Management, Inc.

The Advisor has entered into a sub-advisory agreement with Sunnymeath Asset Management, Inc. (“Sunnymeath”), to manage a portion of the Long/Short Equity – Deep Discount Value – 1 Portfolio. Sunnymeath is located at 10 Mechanic Street, Suite 200, Red Bank, NJ 07701, and is a registered investment advisor. Sunnymeath provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit-sharing plans, other pooled investment vehicles and charitable organizations.  As of February 29, 2008, Sunnymeath managed approximately $95 million in assets.

TWIN Capital Management, Inc.

The Advisor has entered into a sub-advisory agreement with TWIN Capital Management, Inc. (“TWIN Capital”), to manage a portion of the Long/Short Equity – Momentum – 1 Portfolio. TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor. TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments. As of February 29, 2008, TWIN Capital managed approximately $801 million in assets.

Venus Capital Management, Inc.

The Advisor has entered into a sub-advisory agreement with Venus Capital Management, Inc. (“Venus”), to manage a portion of the Long/Short Equity – Global – 1 Portfolio. Venus is located at 99 Summer Street, Suite M100, Boston, MA 02110, and is a registered investment advisor. Venus provides investment advice and portfolio management services to businesses or institutional investors, investment companies and other pooled investment vehicles.  As of February 29, 2008, Venus managed approximately $150 million in assets.

Viewpoint Investment Partners

The Advisor has entered into a sub-advisory agreement with Viewpoint Investment Partners (“Viewpoint”), to manage a portion of the Long/Short Equity – Growth – 1 Portfolio. Viewpoint is located at 3238 Olivenhain Farms Rd., Encinitas, CA 92024, and is a registered investment advisor. Viewpoint provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, pension and profit-sharing plans, charitable organizations, investment companies and other pooled investment vehicles.  As of February 29, 2008, Viewpoint managed approximately $84 million in assets.

Zacks Investment Management, Inc.

The Advisor has entered into a sub-advisory agreement with Zacks Investment Management, Inc. (“Zacks”), to manage a portion of the Long/Short Equity – Earnings Revision – 1 Portfolio.  Zacks is located at 100 North Riverside Plaza, Suite 2200, Chicago, IL 60606, and is a registered investment advisor.  Zacks provides investment advice, management services and portfolio management services to individually managed accounts for individuals, high net worth individuals, banking or thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles and state or municipal government entities.  As of February 29, 2008, Zacks managed approximately $1.7 billion in assets.

The Advisor pays the Sub-Advisors an annual fee out of its advisory fee based on the average daily net assets of the Fund allocated to, and managed, by each Sub-Advisor.

Sub-Advisory Agreements

Each of the Sub-Advisory Agreements provide that the Sub-Advisor will formulate and implement a continuous investment program for a Fund in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  The Sub-Advisors are required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisory Agreements.

Each Sub-Advisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisory Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Portfolio Managers

The following section provides information regarding each portfolio managers’ compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Funds. Each portfolio manager or team member is referred to as a portfolio manager below. The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another. Each firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in all tables is shown as of December 31, 2007, for the Funds.   Asset amounts are approximate and have been rounded.

Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Lee Schultheis (AIP)	0	$0.00	0	$0.00	0	$0.00
Mark Tonucci (Trust Advisors LLC)	0	$0.00	1	$71 million	0	$0.00
Michael E. Portnoy (Trust Advisors LLC)	0	$0.00	1	$71 million	0	$0.00

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  Information is shown as of December 31, 2007, for the Funds. Asset amounts are approximate and have been rounded.

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Lee Schultheis (AIP)	0	$0.00	0	$0.00	0	$0.00
Mark Tonucci (Trust Advisors LLC)	0	$0.00	1	$71 million	0	$0.00
Michael E. Portnoy (Trust Advisors LLC)	0	$0.00	1	$71 million	0	$0.00

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Each sub-advisor may manage other accounts that have similar investment objectives or strategies. Portfolio managers of each of the sub-advisors who manage other investment accounts in addition to the Funds may be presented with the potential conflicts.

Any material conflicts of interest which may arise in connection with a sub-advisor’s management of a Fund’s investments and the management of the investments of other accounts are addressed primarily through each sub-advisor’s allocation policies.  The sub-advisors attempt to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account.

Compensation Structure and Methods

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Fund’s portfolio managers as of December 31, 2007.

Alternative Investment Partners, LLC
The compensation of the portfolio manager includes a fixed annual salary and equity ownership of the Advisor. Compensation levels, including base salary, are contractually fixed with the investment advisor.  The compensation is not based on the performance of the Funds.

Trust Advisors, LLC
The compensation of the portfolio managers is paid from the fixed annual fee received by Trust Advisors from the Advisor, which is paid from the advisory fee the Advisor receives pursuant to its investment advisory agreement with the Underlying Funds Trust.  This compensation is not based on performance.

Securities Owned in the Fund by Portfolio Managers.

As of December 31, 2007, the portfolio managers owned the following equity securities in the Alpha and Beta Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Alpha Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Beta Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Lee Schultheis	$10,001 - $50,000	$100,001 - $500,000
Mark Tonucci	$50,001 - $100,000	None
Michael E. Portnoy	None	$50,001 - $100,000

Codes of Ethics

The Funds, the Advisor, the Sub-Advisors and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.  Under the Funds’ code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Advisor provides a voice on behalf of shareholders of the Funds.  The Advisor views the proxy voting process as an integral part of the relationship with the Funds.  The Advisor is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly.  Therefore, the Funds delegate authority to vote proxies to the Advisor, subject to the supervision of the Board of Trustees.  The Funds, through the Chief Investment Strategist or designated Sub-Advisor, will conduct a thorough review of and analysis of the underlying company’s proxy statements and vote proxies in accordance with the Funds’ Proxy Voting Policies and Procedures (“Policies and Procedures”), as summarized below.  The Funds also have a designated Proxy Administrator who is responsible for ensuring that all Fund proxy matters are communicated to the Chief Investment Strategist or designated Sub-Advisor.  The fundamental purpose of the Policies and Procedures is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, and that maximizes the value of the Fund’s investment.

Policies and Procedures

The Policies and Procedures recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term strategic direction, subject to the oversight of the company’s board of directors.  Accordingly, the Funds believe that the recommendation of management on most issues deserves weight in determining how proxy issues should be voted. The company’s position, however, will not be supported in any situation where the Chief Investment Strategist reasonably believes that it is not in the best interest of the Funds or a particular company.  It is anticipated that most votes will be consistent with the guidelines set forth in the Policies and Procedures; however, the Chief Investment Strategist, or designated Sub-Advisor, may occasionally take an independent view on certain issues and vote differently.  Votes inconsistent with the Policies and Procedures are reviewed for reasonableness.

Certain of the Funds’ proxy voting guidelines as set forth in the Policies and Procedures are summarized below:

•   vote AGAINST proposals to require supermajority shareholder vote,
•   vote FOR shareholder proposals to ask a company to submit its poison pill for shareholder ratification,
•   vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating their duty of care.

Although many proxy proposals can be voted in accordance with the Funds’ Policies and Procedures, some proposals (such as votes on proposals regarding director nominees or votes on compensation plans for directors) will require special consideration, and the Chief Investment Strategist will make a decision on a case-by-case basis in these situations.

Conflicts of Interest

Occasionally, the Advisor, or a Sub-Advisor or an affiliate, may be subject to conflicts of interest in the voting of Fund proxies due to business or personal relationships.  In most cases, to the extent that there is little or no discretion to deviate from the Funds’ Policies and Procedures on the proposal in question, proxies will be voted in accordance with such pre-determined guidelines.  In other situations, the Chief Investment Strategist or designated Sub-Advisor may defer to the voting recommendation of either the Funds’ Audit Committee, a non-conflicted party, an independent third party proxy voting service provider; or in consultation with legal counsel, to determine the appropriate method to resolve the conflict of interest.

More Information

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-877-Low-Beta or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-877-Low-Beta and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  No affiliated persons of the Funds are affiliated persons of the Distributor.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its assignment.

ALLOCATION OF PORTFOLIO BROKERAGE

Subject to the supervision of the Trustees, decisions to buy and sell securities for the Funds are made by the Advisor and the Sub-Advisors for the Underlying Funds that they manage for the Funds directly.  The Advisor and their appointed Sub-Advisors are authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Advisor for the Funds’ use.  Such allocation is to be in such amounts and proportions as the Advisor and Sub-Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor or Sub-Advisor will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor or Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds.

In allocating portfolio brokerage, the Advisor or Sub-Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor or Sub-Advisor exercises investment discretion.  Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

Alpha Hedged Strategies Fund
Brokerage Commissions

Fiscal Year Ended December 31, 2007	Fiscal Period Ended December 31, 2006 (1)	Fiscal Year Ended July 31, 2006	Fiscal Year Ended July 31, 2005
$0	$0	$931,297	$283,221
(1)	Represents commissions paid from August 1, 2006 through December 31, 2006

No commissions were paid by Beta during the fiscal periods ended July 31, 2006, December 31, 2006 and December 31, 2007.

The SEC requires the Trust to provide certain information if the Funds held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  As of the fiscal period ended December 31, 2007, Alpha and Beta owned securities of Bear Stearns & Co., Inc.  The value of Alpha and Beta’s aggregate holdings of the securities is $6,371,854 and $257,202, respectively.

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Fund’s portfolio holdings is in the best interest of Fund shareholders. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. A Fund’s portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A list of each Fund’s underlying portfolio holdings as of each calendar quarter-end is also available on the Funds’ website at www.aipfunds.com within sixty days after the calendar quarter-end.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least sixty days, as described above. The disclosure is made with the authorization of either the Trust’s Chief Compliance Officer or her designee.  In addition, the Funds’ Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times, possibly no lag time, to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of a Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.  Additionally, and in order to ensure that the disclosure of the Trust’s portfolio holdings is in the best interests of the Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Chief Compliance Officer or a designated officer of the Trust when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Trust’s shareholders and the service providers.  Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants are subject to these restrictions.  Holdings information is currently being sent to Morningstar, Standard & Poor’s, Lipper, Bloomberg, Vickers Stock Research, Thomson Financial and Capital-Bridge sixty days following each calendar quarter.

In addition, the Funds’ service providers, such as custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisor or a Sub-Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Advisor.  The Advisor will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) positions held less than a year.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund.  A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period.

A Fund will invest portions of its assets to seek short-term capital appreciation.  A Fund’s investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Absolute return and arbitrage investment strategies are characterized by a high turnover rate because, in general, many of the opportunities for capital appreciation are of a relatively short time in duration.  As an example, in merger arbitrage, the majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months.  Liquidations and certain other types of corporate reorganizations usually require more than six months to complete.  A Fund will generally benefit from the timely realization of the opportunity for which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of a Fund’s investment objective.  Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

Portfolio turnover for Alpha during the fiscal year ended December 31, 2007, the fiscal period ended December 31, 2006, and the fiscal year ended July 31, 2006, is shown in the table below.  Portfolio turnover for Beta during the fiscal year ended December 31, 2007, and the fiscal period ended December 31, 2006 is shown in the table below.

Alpha Hedged Strategies Fund
Portfolio Turnover

Fiscal Year Ended December 31	Fiscal Period Ended December 31 (1)	Fiscal Year Ended July 31,
2007	2006	2006
0%	3%	137%
(1)           Represents turnover for period August 1, 2006 through December 31, 2006.

Beta Hedged Strategies Fund
Portfolio Turnover
Fiscal Year Ended December 31	Fiscal Period Ended December 31 (1)	Fiscal Period Ended July 31,(2)
2007	2006	2006
0%	1%	0%

(1)	Represents turnover for period August 1, 2006 through December 31, 2006.
(2)	Represents turnover for period April 28, 2006 through July 31, 2006.

The change in Alpha’s portfolio turnover from the fiscal year ended July 31, 2006 compared with subsequent periods is a result of Alpha’s conversion to a fund of funds structure on April 28, 2006, causing it to invest substantially all of its assets in the Underlying Funds instead of directly in securities.  The Funds’ portfolio turnover is expected to be low because each invests its assets in the Underlying Funds rather than directly in other securities.  However, the portfolio turnover rates of the Underlying Funds in which Alpha and Beta invest are expected to be significantly higher.

FUND ADMINISTRATION

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Advisor and the Funds.  As such, USBFS provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Funds.  The Advisor paid the following in administrative services to USBFS on behalf of the Funds for the past three fiscal years.

Alpha Hedged Strategies Fund
Administration Fees

Fiscal Year Ended December 31	Fiscal Period Ended December 31(1)	Fiscal Year Ended July 31,	Fiscal Year Ended July 31,
2007	2006	2006	2005
$446,845	$219,472	$235,310	$71,982
(1)	Represents administrative fees paid from August 1, 2006 through December 31, 2006.

Beta Hedged Strategies Fund
Administration Fees
Fiscal Year Ended December 31	Fiscal Period Ended December 31(1)	Fiscal Period Ended July 31,(2)
2007	2006	2006
$54,583	$15,269

(1)	Represents administrative fees paid from August 1, 2006 through December 31, 2006.
(2)	Represents administrative fees paid from April 28, 2006 through July 31, 2006.

FUND ACCOUNTING AND TRANSFER AGENT

USBFS serves as Fund Accountant and Transfer Agent to the Funds pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Advisor.  Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.  USBFS will receive a fund accountant fee for the Funds, which will be billed to the Advisor on a monthly basis.

Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state.  USBFS will receive a transfer agent fee, which will be billed to the Advisor on a monthly basis.

CUSTODIAN

The Custodian for the Trust and the Funds is Custodial Trust Company, an affiliate of Bear Stearns & Co. Inc., located at 101 Carnegie Center, Princeton, NJ 08540.  As Custodian, Custodial Trust Company holds all of securities and cash owned by the Funds.  All of the custodian fees will be paid by the Advisor.

DESCRIPTION OF SHARES

Each share of a Fund has one vote in the election of Trustees.  Cumulative voting is not authorized for the Funds.  This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Funds and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of AIP Alternative Strategies Funds consists of 1 billion shares of beneficial interest of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Funds.  All shares issued are fully paid and non-assessable.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the “Plan”), whereby Class C shares of the Funds pay to the Advisor distribution fees as described in the prospectus. The Advisor may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.

The Trust’s Board of Trustees has determined that the Plan could be a significant factor in the growth and retention of Funds’ assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Funds’ shareholders. A cash flow from sales of shares may enable the Funds to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board also considered that continuing growth in the Funds’ size would be in the shareholders' best interests because increased size would allow the Funds to realize certain economies of scale in its operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of the Funds closing to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Funds by promoting shareholder retention and reduced redemptions. The Board of Trustees therefore determined that it would benefit the Funds to have monies available for the direct distribution and service activities of the Advisor, in promoting the continuous sale of the Funds’ shares. The Board of Trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and its shareholders.

The Plan has been approved by the Board of Trustees, including all of the trustees who are non-interested persons as defined in the Investment Company Act.  The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of the Funds. The Plan must be reviewed annually and may be continued from year to year by vote of the Board of Trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and the Advisor, or, as to the Funds, by vote of a majority of the Funds’ outstanding shares.

The Plan may not be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected series of the Trust, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

The Advisor is required to report in writing to the Board of Trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the Board with such other information as it may reasonably request to enable it to make an informed determination of whether the Plan should be continued.

The maximum amount of fees payable under the Plan during any year with respect to Class C shares is 1.00% of the average daily net assets of each Fund which are attributable to its Class C shares.

For the Alpha Fund, Class C shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2007.

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended December 31, 2007
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$199,192
Compensation to sales personnel	$0
Other	$0
Total	$199,192

For the Beta Fund, Class C shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2007.

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended December 31, 2007
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$0
Payment to dealers	$5,902
Compensation to sales personnel	$0
Other	$0
Total	$5,902

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

The net asset value (“NAV”) per share of a Fund will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by taking the aggregate market value of all assets of a Fund, which typically consists of the Underlying Funds, less its liabilities, and dividing by the total number of shares outstanding.  Each determination will be made:

(1)	by valuing portfolio securities, including open short positions, which are traded on the NYSE and on the American Stock Exchange, at the last reported sales price on that exchange;

(2)
by valuing portfolio securities traded in the Nasdaq National Market System for which market quotations are readily available using the Nasdaq Official Closing Price (“NOCP”), or, if the NOCP is not available, at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices;

(3)	by valuing put and call options which are listed on an exchange, but which are not traded on the valuation date are valued at the mean of the last bid and asked prices;

(4)
by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

(5)
by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

The Advisor reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair market value as determined in good faith by the Advisor.

The share price (net asset value) of the shares of a Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern Time), on each day the NYSE is open for business.  The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

No Load Shares

An example of how Alpha and Beta No Load Class each calculates their net asset value per share as of the fiscal year ended December 31, 2007 is as follows:

Alpha No Load Class

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$704,680,643	=	$13.30
52,997,537

Beta No Load Class

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$29,149,350	=	$12.47
2,337,667

Class C Shares

The Funds offer Class C shares.  Any retail investor may purchase Class C shares.  Class C shares have no front-end sales charge; however, Class C shares carry a 1.00% contingent deferred sales charge if shares are redeemed within one year after the date of purchase.

An example of how Alpha and Beta Class C each calculates their net asset value per share as of the fiscal year ended December 31, 2007 is as follows:

Alpha Class C

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$37,047,630	=	$13.18
2,810,071
Beta Class C

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$1,261,788	=	$12.39
101,873

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the net asset value, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board of Trustees.

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share, plus any sales charge, computed as of the close of the regular session of trading on the NYSE.  Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Exchange Privilege

Shareholders may exchange shares within the Trust.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

By Telephone:

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

In Writing:

You may send your exchange request in writing.  Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

The Trust may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Sales Charge Waiver

In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on Fund shares will be reinvested in shares of the same class of the Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash.

Redemption of Shares

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow.  These cash flows can unnecessarily disrupt a Fund’s investment program.  Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Additionally, short-term trading drives up a Fund’s transaction costs measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.

The Trust will redeem all or any portion of a shareholder’s shares of a Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus.  Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Funds’ prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record.  Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class C shares.  There is no such charge upon redemption of any share appreciation or reinvested dividends or distributions.  The contingent deferred sales charge imposed upon Class C shares redeemed within one year of purchase is 1.00%.

TAX STATUS

Each Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders.  Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements.  Net investment income and net capital gain of each Fund will be computed in accordance with Section 852 of the Code.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes.  Distributions of net investment income and net capital gain will be made after December 31, the end of each fiscal year.  Both types of distributions will be in shares of each Fund unless a shareholder elects to receive cash. Net investment income is made up of dividends and interest less expenses.  Net capital gain for a fiscal year is computed by taking into account any capital loss carryover of each Fund.

To be treated as a regulated investment company under Subchapter M of the code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which each Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code.  The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to each Fund during the preceding calendar year.  Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax.  Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in Fund shares.  Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.  However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period.  All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return.  Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year.  Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders.  Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect tax identification number or a previous failure to report taxable interest or dividends.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of Fund shares.

A brief explanation of the form and character of the distribution accompany each distribution.  In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds have selected KPMG LLP, 777 East Wisconsin Avenue, Suite 1500, Milwaukee, WI 53202, as their independent registered public accounting firm.

LEGAL COUNSEL

Blank Rome LLP (“Blank Rome”), 405 Lexington Avenue, New York, NY 10174, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Blank Rome also serves as independent legal counsel to the Board of Trustees.

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended December 31, 2007, is a separate document supplied with this statement of additional information and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

AIP ALTERNATIVE STRATEGIES FUNDS

PART C
OTHER INFORMATION

Item 23.  EXHIBITS.

(a)
Amended and Restated Declaration of Trust dated April 12, 2002, amended July 29, 2002, was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A/A on August 12, 2002, and is incorporated herein by reference.

(i)
Amended and Restated Certificate of Trust was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A/A on August 12, 2002, and is incorporated herein by reference.

(b)	Amended and Restated By-Laws were previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A/A on August 12, 2002, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference to the Amended and Restated Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(e)	Distribution Agreement was previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A on November 28, 2003, and is incorporated herein by reference.

(i)	Amendment to the Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreements.

(i)	Custody Agreement – filed herewith.

(ii)	Amendment No. 1 to Custody Agreement – filed herewith.

(iii)	Amendment No. 2 to Custody Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(iii)	Loan and Pledge Agreement – filed herewith.

(iv)
Amendment No. 1 to Loan and Pledge Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)	Transfer Agent Servicing Agreement – filed herewith.

(1)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(2)	Addendum to Transfer Agent Servicing Agreement – filed herewith.

(ii)	Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(iii)	Fund Accounting Services Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(iv)	Power of Attorney was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(v)
Portfolio Research Consultant Agreement was previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A on November 15, 2004, and is incorporated herein by reference.

(1)
Amendment to the Portfolio Research Consultant Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(vi)	Operating Services Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(vii)	Shareholder Servicing Agreement – filed herewith.

(i)	Opinion and Consent of Counsel.

(i)
Opinion and Consent of Counsel (Alpha) was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on August 12, 2002 (Spitzer and Feldman, P.C.), and is incorporated herein by reference.

(ii)	Opinion and Consent of Counsel (Beta) – to be filed by amendment.

(j)	Consents of Independent Registered Public Accounting Firm.

(i)	Consent of Independent Registered Public Accounting Firm (KPMG LLP) – filed herewith.

(ii)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) – filed herewith.

(iii)	Report of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Agreement Relating to Initial Capital was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A/A on August 12, 2002, and is incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on July 27, 2006, and is incorporated herein by reference.

(n)	Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on July 27, 2006, and is incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics.

(i)
Joint Code of Ethics of AIP Alternative Strategies Funds and Alternative Investment Partners, LLC was previously filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A on November 15, 2004, and is incorporated herein by reference.

(ii)	Code of Ethics for Access Persons of Quasar Distributors, LLC – filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisors.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 24, 2008. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to the Portfolio Research Consultant, the response to this Item will be incorporated by reference to the Portfolio Research Consultant’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 26, 2008. The Portfolio Research Consultant’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Hotchkis & Wiley Funds
Advisors Series Trust	Intrepid Capital Management Funds Trust
AIP Alternative Strategies Funds	Jacob Internet Fund, Inc.
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Julius Baer Global Equity Fund, Inc.
Alpine Income Trust	Julius Baer Investment Funds
Alpine Series Trust	Kensington Funds
Brandes Investment Trust	Keystone Mutual Funds
Brandywine Blue Funds, Inc.	Kiewit Investment Fund, LLLP
Brazos Mutual Funds	Kirr Marbach Partners Funds, Inc
Brazos Mutual Funds	LKCM Funds
Bridges Investment Fund, Inc.	Masters' Select Funds Trust
Buffalo Balanced Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds, Inc.	Monetta Fund, Inc.
Buffalo High Yield Fund, Inc.	Monetta Trust
Buffalo Large Cap Fund, Inc.	MP63 Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
Everest Funds	Prospector Funds, Inc.
Fairholme Funds, Inc.	Prudent Bear Funds, Inc.
FFTW Funds, Inc.	Purisima Funds
First American Funds, Inc.	Quaker Investment Trust
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	Rockland Funds Trust
Fort Pitt Capital Funds	Summit Mutual Funds, Inc.
Glenmede Fund, Inc.	Thompson Plumb Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Underlying Funds Trust
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wexford Trust
Hennessy Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy Mutual Funds, Inc.	WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)           Not Applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Registrant’s Investment Adviser	Alternative Investment Partners, LLC 600 Mamaroneck Avenue, Suite 400 Harrison, NY 10528
Registrant’s Portfolio Research Consultant	Trust Advisors, LLC 501 Kings Hwy East, Ste 304 Fairfield, CT 06825
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Harrison and the State of New York on the 30th day of April, 2008.

AIP Alternative Strategies Funds

By: /s/ Lee Schultheis
Lee Schultheis, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on April 30, 2008.

Signature	Title
/s/ Lee Schultheis	President
Lee Schultheis

Robert Anderson*	Independent Trustee
Robert Anderson

Joy Montgomery Rocklin*	Independent Trustee
Joy Montgomery Rocklin

Thomas Mann*	Independent Trustee
Thomas Mann

Joseph E. Breslin*	Independent Trustee and Chairman
Joseph E. Breslin

Stephen G. Bondi*	Interested Trustee, Treasurer and Chief Financial Officer
Stephen G. Bondi

By:/s/ Lee Schultheis Lee Schultheis, President
Attorney-in-Fact pursuant to Power of Attorney filed April 28, 2006.

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment to Distribution Agreement	EX.99.e.i
Custody Agreement	EX.99.g
Amendment No. 1 to Custody Agreement	EX.99.g.i
Loan and Pledge Agreement	EX.99.g.iii
Transfer Agent Servicing Agreement	EX.99.h.i
Addendum to Transfer Agent Servicing Agreement	EX.99.h.i.2
Shareholder Servicing Agreement	EX.99.h.vii
Consent of Independent Registered Public Accounting Firm (KPMG LLP)	EX.99.j.i
Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP)	EX.99.j.ii
Report of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP)	EX.99.j.iii
Code of Ethics for Access Persons of Quasar Distributors, LLC	EX.99.p.ii